              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON AUGUST 27, 2003

                                         SECURITIES ACT REGISTRATION NO. 2-73901
                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3251
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         / /
                          PRE-EFFECTIVE AMENDMENT NO.                       / /
                        POST-EFFECTIVE AMENDMENT NO. 25                     /X/
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     / /
                               AMENDMENT NO. 26                             /X/
                        (Check appropriate box or boxes)


                            ------------------------

                            COMMAND GOVERNMENT FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469

                            JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective
                            (check appropriate box):


          /X/  immediately upon filing pursuant to paragraph (b)
          / /  on (date) pursuant to paragraph (b)
          / /  60 days after filing pursuant to paragraph (a)(1)
          / /  on (date) pursuant to paragraph (a)(1)
          / /  75 days after filing pursuant to paragraph (a)(2)
          / /  on (date) pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



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--------------------------------------------------------------------------------

                                     PROSPECTUS

                                     AUGUST 27, 2003


 COMMAND MONEY FUND
 COMMAND TAX-FREE FUND
 COMMAND GOVERNMENT FUND

                                     FUND TYPE
                                     Money market


                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
-------------------------------------


1    RISK/RETURN SUMMARY
1    COMMAND MONEY FUND:
1    Investment Objective and Principal Strategies
2    Principal Risks
2    Evaluating Performance
4    Fees and Expenses
5    COMMAND TAX-FREE FUND:
5    Investment Objective and Principal Strategies
6    Principal Risks
6    Evaluating Performance
8    Fees and Expenses
9    COMMAND GOVERNMENT FUND:
9    Investment Objective and Principal Strategies
10   Principal Risks
10   Evaluating Performance
12   Fees and Expenses

14   HOW THE FUNDS INVEST
14   COMMAND Money Fund: Investment Objective and Policies
16   COMMAND Tax-Free Fund: Investment Objective and Policies
18   COMMAND Government Fund: Investment Objective and Policies
20   Other Investments and Strategies
21   Investment Risks

23   HOW THE FUNDS ARE MANAGED
23   Boards of Trustees
23   Manager
23   Investment Adviser
24   Distributor

25   FUND DISTRIBUTIONS AND TAX ISSUES
25   Distributions
26   Tax Issues

27   HOW TO BUY AND SELL SHARES OF THE FUNDS
27   How to Buy Shares
31   How to Sell Your Shares

34   FINANCIAL HIGHLIGHTS
34   COMMAND Money Fund
35   COMMAND Tax-Free Fund
35   COMMAND Government Fund

36   OUR MUTUAL FUNDS

     FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
COMMAND FUNDS                       [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This prospectus provides information about the COMMAND FUNDS, which consist of three separate mutual funds--COMMAND MONEY FUND, COMMAND TAX-FREE FUND and COMMAND GOVERNMENT FUND (each, a Fund and together, the Funds). While the Funds have some common attributes, each one has its own investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Fund separately, while other sections address two or more Funds at the same time.
    In sections that refer to one particular Fund, "the Fund," "we," "us" or "our" refers to that particular Fund.
    This section highlights key information about each Fund. Additional information follows this summary.

COMMAND MONEY FUND:
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), and obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND MONEY FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is a risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in certain asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.

    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Funds Invest--Investment Risks."

COMMAND MONEY FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below show how the Fund's average annual returns and yield compare with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

-------------------------------------------------------------------
2  COMMAND FUNDS                                 [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


COMMAND MONEY FUND
ANNUAL RETURNS(1) (CLASS A SHARES) (AS OF 12/31/02)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.81%
1994  3.92%
1995  5.63%
1996  5.04%
1997  5.20%
1998  5.20%
1999  4.88%
2000  6.07%
2001  3.95%
2002  1.42%

BEST QUARTER: 1.60% (4th quarter of 2000) WORST QUARTER: 0.32% (4th quarter of
2002)


COMMAND MONEY FUND
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/02)



                                1 YEAR  5 YEARS  10 YEARS     SINCE INCEPTION
  Class A shares                1.42%    4.29%     4.40%    6.12% (since 2/26/82)
  Lipper Average(2)             1.00%    3.90%     4.18%            N/A



COMMAND MONEY FUND
7-DAY YIELD(1) (AS OF 12/31/02)



  Class A shares                0.96%
  iMoneyNet, Inc.
   Taxable Prime Retail
   Avg.(3)                      0.74%



(1) THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF CLASS A SHARES FROM 1-1-03 TO 6-30-03 WAS 0.39%. NO PERFORMANCE DATA IS AVAILABLE FOR CLASS S AND CLASS Z SHARES BECAUSE THERE ARE CURRENTLY NO CLASS S OR CLASS Z SHARES ISSUED AND OUTSTANDING.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE RETURN WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE RETURN IS AFTER DEDUCTION OF EXPENSES. SOURCE: LIPPER INC.
(3) iMONEYNET, INC. REPORTS A SEVEN-DAY CURRENT YIELD ON TUESDAYS. THIS YIELD IS BASED UPON THE DATA OF ALL FUNDS IN THE iMONEYNET, INC. TAXABLE PRIME RETAIL AVERAGE CATEGORY AS OF JUNE 24, 2003, THE CLOSEST DATE TO THE END
     OF OUR REPORTING PERIOD. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE YIELD WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE YIELD IS AFTER DEDUCTION OF EXPENSES.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND MONEY FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A     CLASS S     CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)       None        None        None
  Maximum deferred sales charge
   (load) (as a percentage of the
   lower of original purchase price
   or sale proceeds)                   None        None        None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions             None        None        None
  Redemption fee                       None        None        None
  Exchange fee                         None        None        None
 COMMAND Program annual fee(1)        $ 125(1)    $ 125(1)    $ 125(1)
 BusinessEdge Program annual fee(1)   $ 175(1)    $ 175(1)    $ 175(1)


(1) COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES, A DIVISION OF WACHOVIA SECURITIES, LLC (PRUDENTIAL SECURITIES) AND/OR PRUCO SECURITIES CORPORATION (PRUCO). FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO FINANCIAL PROFESSIONAL. THE FEES NOTED ARE THE MAXIMUM APPLICABLE PROGRAM FEES. ACTUAL FEES CHARGED MAY BE LOWER. YOUR BROKER MAY CHARGE YOU A SEPARATE OR ADDITIONAL FEE FOR PURCHASES OF SHARES OR AN ADMINISTRATION FEE ON FUND BALANCES, INCLUDING INCOME FROM FUND DISTRIBUTIONS.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)



                                           CLASS A     CLASS Z
  Management fees                             0.359%      0.359%
  + Distribution and service (12b-1)
   fees                                       0.125%        None
  + Other expenses                            0.052%      0.052%
  = TOTAL ANNUAL FUND OPERATING EXPENSES      0.536%      0.411%


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                           CLASS S
  Management fees                                   0.359%
  + Distribution (12b-1) fee                        0.175%
  + Other expenses(2)                               0.302%(2)
  = TOTAL ANNUAL FUND OPERATING EXPENSES            0.836%



(2) INCLUDES SERVICE FEE OF 0.25%. THE SERVICE FEE COMPENSATES PRUDENTIAL SECURITIES AND PRUCO FOR PROVIDING PERSONAL CUSTOMER ACCOUNT, MAINTENANCE AND RELATED SERVICES ON BEHALF OF SHAREHOLDERS PARTICIPATING IN CERTAIN BROKERAGE ACCOUNT PROGRAMS OFFERING A SWEEP FEATURE.

-------------------------------------------------------------------
4  COMMAND FUNDS                                 [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $55   $172   $300    $672
  Class S shares                 $85   $267   $464  $1,032
  Class Z shares                 $42   $132   $230    $519


COMMAND TAX-FREE FUND:
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE MAINTENANCE OF LIQUIDITY AND PRESERVATION OF CAPITAL. This means we look for investments that we think will provide a high level of tax-exempt current income. To achieve our objective, we invest in short-term debt obligations issued by state and local governments, municipal commercial paper, variable rate demand obligations, and municipal asset-backed securities. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.

    Under normal circumstances, at least 80% of the Fund's INVESTABLE ASSETS (net assets plus any borrowings made for investment purposes) are invested in money market instruments that pay income exempt from federal income taxes and which are not preference items for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its INVESTABLE ASSETS in municipal debt obligations, the interest on which may be considered a preference item for purposes of the federal alternative minimum tax. Shareholders should consult with their tax adviser regarding the applicability of the federal alternative minimum tax.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND TAX-FREE FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investment in municipal asset-backed securities, like other debt obligations, are subject to credit risk and market risk. In particular, municipal asset-backed securities are subject to the risk that a municipality will be unable to repay its obligations due to insufficient tax revenue as a result of weakness in the economy. Additionally, municipal asset-backed securities may be backed only by the revenue generated from a particular project, such as building a highway or bridge. Thus, the failure of a particular project may result in a default by the municipality. The Fund's investment in municipal asset-backed securities are also subject to PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely affect yield and could require the Fund to reinvest in lower yielding obligations.

    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Funds Invest--Investment Risks."

COMMAND TAX-FREE FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below show how the Fund's average annual returns and yield compare with those of a group of similar funds. The bar chart and tables below demonstrate the risk of

-------------------------------------------------------------------
6  COMMAND FUNDS                                 [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



COMMAND TAX-FREE FUND
ANNUAL RETURNS(1) (CLASS A SHARES) (AS OF 12/31/02)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  1.93%
1994  2.57%
1995  3.35%
1996  2.93%
1997  3.17%
1998  3.01%
1999  2.80%
2000  3.62%
2001  2.46%
2002  1.08%

BEST QUARTER: 0.99% (4th quarter of 2000) WORST QUARTER: 0.25% (1st quarter of
2002)


COMMAND TAX-FREE FUND
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/02)



                                1 YR   5 YRS  10 YRS     SINCE INCEPTION
  Class A shares                1.08%  2.59%  2.69%    3.76% (since 2/26/82)
  Lipper Average(2)             0.86%  2.46%  2.61%            N/A



COMMAND TAX-FREE FUND
7-DAY YIELD(1) (AS OF 12/31/02)



  Class A shares                0.99%
  iMoneyNet, Inc.
   Tax-Free National Retail
   Avg.(3)                      0.95%
  Tax-equivalent yield of the
   Fund(4)                      1.61%



(1) THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF CLASS A SHARES FROM 1-1-03 TO 6-30-03 WAS 0.35%. NO PERFORMANCE DATA IS AVAILABLE FOR CLASS S SHARES BECAUSE THERE ARE CURRENTLY NO
     CLASS S SHARES ISSUED AND OUTSTANDING.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. NONTAXABLE MONEY MARKET FUNDS CATEGORY. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE RETURN WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE RETURN IS AFTER DEDUCTION OF EXPENSES. SOURCE: LIPPER INC.
(3) iMONEYNET, INC. REPORTS A SEVEN-DAY CURRENT YIELD ON MONDAYS FOR TAX-FREE MONEY FUNDS. THIS YIELD IS BASED UPON THE DATA OF ALL FUNDS IN THE iMONEYNET, INC. TAX-FREE NATIONAL RETAIL AVERAGE CATEGORY AS OF JUNE 30, 2003, THE CLOSEST DATE TO THE END OF OUR REPORTING PERIOD. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE YIELD WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE YIELD IS AFTER DEDUCTION OF EXPENSES.
(4) TAX-EQUIVALENT YIELD SHOWS THE TAXABLE YIELD AN INVESTOR WOULD HAVE TO EARN FROM A FULLY TAXABLE INVESTMENT IN ORDER TO EQUAL THE FUND'S YIELD AFTER TAXES. IT IS CALCULATED BY DIVIDING THE FUND'S CURRENT YIELD BY THE RESULT OF ONE MINUS THE MAXIMUM MARGINAL FEDERAL TAX RATE.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND TAX-FREE FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A   CLASS S
  Maximum sales charge (load) imposed on
   purchases (as a percentage of
   offering price)                         None      None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of
   original purchase price or sale
   proceeds)                               None      None
  Maximum sales charge (load) imposed on
   reinvested dividends and other
   distributions                           None      None
  Redemption fee                           None      None
  Exchange fee                             None      None
 COMMAND Program annual fee(1)            $125(1)   $125(1)
 BusinessEdge Program annual fee(1)       $175(1)   $175(1)


(1) COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES AND/OR PRUCO. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO FINANCIAL PROFESSIONAL. THE FEES NOTED ARE THE MAXIMUM APPLICABLE PROGRAM FEES. ACTUAL FEES CHARGED MAY BE LOWER.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)



                                                     CLASS A
  Management fees                                       0.422%
  + Distribution and service (12b-1) fees               0.125%
  + Other expenses                                      0.025%
  = TOTAL ANNUAL FUND OPERATING EXPENSES                0.572%


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                        CLASS S
  Management fees                                   0.422%
  + Distribution (12b-1) fee                        0.175%
  + Other expenses(2)                               0.275%(2)
  = TOTAL ANNUAL FUND OPERATING EXPENSES            0.872%



(2) INCLUDES SERVICE FEE OF 0.25%. THE SERVICE FEE COMPENSATES PRUDENTIAL SECURITIES AND PRUCO FOR PROVIDING PERSONAL CUSTOMER ACCOUNT, MAINTENANCE AND RELATED SERVICES ON BEHALF OF SHAREHOLDERS PARTICIPATING IN CERTAIN BROKERAGE ACCOUNT PROGRAMS OFFERING A SWEEP FEATURE.

-------------------------------------------------------------------
8  COMMAND FUNDS                                 [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $58   $183   $319    $716
  Class S shares                 $89   $278   $483  $1,075


COMMAND GOVERNMENT FUND:
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we normally invest at least 80% of the Fund's INVESTABLE ASSETS (net assets plus any borrowings made for investment purposes) in short-term money market instruments issued by the U.S. Government, its agencies and instrumentalities, including mortgage-backed securities issued by U.S. Government agencies. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.
    The Fund will provide 60 days' prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in short-term money market instruments issued by the U.S. Government, its agencies and instrumentalities, including mortgage-backed securities issued by U.S. Government agencies.
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND GOVERNMENT FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations of the U.S. government are generally subject to MARKET RISK--the risk that the securities could lose value because interest rates change. The Fund's investment in mortgage-backed securities are also subject to PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely effect yield and could require the Fund to reinvest in lower yielding obligations.

    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Funds Invest--Investment Risks."

COMMAND GOVERNMENT FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below show how the Fund's average annual returns and yield compare with those of a group of similar funds. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year. Past performance, before and after taxes, is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

-------------------------------------------------------------------
10  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


COMMAND GOVERNMENT FUND
ANNUAL RETURNS(1) (CLASS A SHARES) (AS OF 12/31/02)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993  2.68%
1994  3.65%
1995  5.42%
1996  4.89%
1997  5.08%
1998  5.08%
1999  4.75%
2000  5.87%
2001  3.81%
2002  1.32%

BEST QUARTER: 1.56% (4th quarter of 2000) WORST QUARTER: 0.30% (4th quarter of
2002)


COMMAND GOVERNMENT FUND
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/02)



                                1 YR   5 YRS  10 YRS     SINCE INCEPTION
  Class A Shares                1.32%  4.15%  4.25%    5.79% (since 2/26/82)
  Lipper Average(2)             1.08%  3.97%  4.13%            N/A



COMMAND GOVERNMENT FUND
7-DAY YIELD(1) (AS OF 12/31/02)



  Class A Shares                0.98%
  iMoneyNet, Inc.
   Goverment & Agency Retail
   Avg.(3)                      0.71%



(1) THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF CLASS A SHARES FROM 1-1-03 TO 6-30-03 WAS 0.39%. NO PERFORMANCE DATA IS AVAILABLE FOR CLASS S AND CLASS Z SHARES BECAUSE THERE ARE CURRENTLY NO CLASS S OR CLASS Z SHARES ISSUED AND OUTSTANDING.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE RETURN WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE RETURN IS AFTER DEDUCTION OF EXPENSES. SOURCE: LIPPER INC.
(3) iMONEYNET, INC. REPORTS A SEVEN-DAY CURRENT YIELD ON TUESDAYS FOR TAXABLE GOVERNMENT MONEY FUNDS. THIS YIELD IS BASED UPON THE DATA OF ALL FUNDS IN THE iMONEYNET, INC. GOVERNMENT & AGENCY RETAIL AVERAGE CATEGORY AS OF
     JUNE 24, 2003, THE CLOSEST DATE TO THE END OF OUR REPORTING PERIOD. THE EFFECT OF SALES CHARGES AND TAXES IS NOT INCLUDED. THE YIELD WOULD BE LOWER IF IT INCLUDED THE EFFECT OF SALES CHARGES AND TAXES. THE YIELD IS AFTER DEDUCTION OF EXPENSES.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND GOVERNMENT FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A     CLASS S     CLASS Z
  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)       None        None        None
  Maximum deferred sales charge
   (load) (as a percentage of the
   lower of original purchase price
   or sale proceeds)                   None        None        None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions             None        None        None
  Redemption fee                       None        None        None
  Exchange fee                         None        None        None
 COMMAND Program annual fee(1)        $ 125(1)    $ 125(1)    $ 125(1)
 BusinessEdge Program annual fee(1)   $ 175(1)    $ 175(1)    $ 175(1)


(1) COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES AND/OR PRUCO. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO FINANCIAL PROFESSIONAL. THE FEE NOTED ARE THE MAXIMUM APPLICABLE PROGRAM FEES. ACTUAL FEES CHARGED MAY BE LOWER.

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)



                                           CLASS A     CLASS Z
  Management fees                             0.400%      0.400%
  + Distribution and service (12b-1)
   fees                                       0.125%        None
  + Other expenses                            0.065%      0.065%
  = TOTAL ANNUAL FUND OPERATING EXPENSES      0.590%      0.465%


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                        CLASS S
  Management fees                                   0.400%
  + Distribution (12b-1) fee                        0.175%
  + Other expenses(2)                               0.315%(2)
  = TOTAL ANNUAL FUND OPERATING EXPENSES            0.890%



(2) INCLUDES SERVICE FEE OF 0.25%. THE SERVICE FEE COMPENSATES PRUDENTIAL SECURITIES AND PRUCO FOR PROVIDING PERSONAL CUSTOMER ACCOUNT, MAINTENANCE AND RELATED SERVICES ON BEHALF OF SHAREHOLDERS PARTICIPATING IN CERTAIN BROKERAGE ACCOUNT PROGRAMS OFFERING A SWEEP FEATURE.

-------------------------------------------------------------------
12  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Class A shares                 $60   $189   $329    $738
  Class S shares                 $91   $284   $493  $1,096
  Class Z shares                 $48   $149   $260    $585


--------------------------------------------------------------------------------

HOW THE FUNDS INVEST
-------------------------------------

COMMAND MONEY FUND:
INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.


    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note

-------------------------------------------------------------------
14  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------


that pays interest based upon the cash flow of a pool of underlying assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

    Any of the money market instruments that the Fund may purchase may be accompanied by the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.


    The Board of Trustees of the Fund can change investment policies that are not fundamental without shareholder approval. For more information,

--------------------------------------------------------------------------------

HOW THE FUNDS INVEST
------------------------------------------------

see "How the Funds Invest--Investment Risks" and the Statement of Additional Information (SAI), "Description of the Funds, Their Investments and Risks." The SAI contains more information about the Fund.

COMMAND TAX-FREE FUND:
INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH MAINTENANCE OF LIQUIDITY AND PRESERVATION OF CAPITAL. This means we seek investments that will provide a high level of tax-exempt current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

    We invest in a diversified portfolio of short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their respective political subdivisions, municipal commercial paper, variable rate demand obligations, and municipal asset-backed securities. The interest on these debt obligations is wholly exempt from regular federal income tax. The exemption from federal income tax is supported by an opinion of counsel to the issuer. These securities are generally known as "Municipal Bonds" or "Municipal Notes." Municipal Bonds include industrial development bonds issued for various public purposes and certain private activity bonds where public authorities issue bonds to fund privately operated facilities, such as housing facilities, sports facilities, pollution control facilities and parking facilities. Municipal Notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.


    Interest on certain Municipal Bonds and Municipal Notes may be a preference item for purposes of the federal alternative minimum tax (AMT Paper), which means that certain investors who receive distributions from the Fund will be subject to federal income taxes on such distributions. The Fund may invest up to 20% of its investable assets in AMT Paper. Under normal circumstances, the Fund will invest at least 80% of its investable assets in Municipal Bonds and Municipal Notes that are not subject to the federal alternative minimum tax.

    The Fund invests in eligible high-quality money market instruments to try to provide investors with a high level of current tax-exempt income while
-------------------------------------------------------------------
16  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------


maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the 1940 Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security:
(1) rated in one of the two highest short-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or
(3) if unrated, of comparable quality as determined by the Fund's investment adviser.

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that are subject to DEMAND FEATURES, which provide liquidity and allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    The Fund's investments also include variable rate demand obligations (VRDOs) and VRDOs in the form of participation interests (Participating VRDOs) in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOs from the financial institution on a short notice period. There is a
--------------------------------------------------------------------------------

HOW THE FUNDS INVEST
------------------------------------------------

possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may not be honored.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

    Any of the money market instruments that the Fund may purchase may be accompanied by the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the security. One form of liquidity puts consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "TENDER OPTION." Tender option bonds are the functional equivalent of ordinary variable or floating rate obligations.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds and Municipal Notes and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objective and structure might be necessary in the future due to market conditions which may result from future changes in the federal tax laws.

    The Board of Trustees of the Fund can change investment policies that are not fundamental without shareholder approval. For more information, see "How the Funds Invest--Investment Risks" and the SAI, "Description of the Funds, Their Investments and Risks." The SAI contains more information about the Fund.


COMMAND GOVERNMENT FUND:
INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
-------------------------------------------------------------------
18  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------


    The Fund invests in money market instruments issued by the U.S. Government, its agencies and instrumentalities to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the 1940 Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose includes all short-term debt obligations of the U.S. Government, its agencies and instrumentalities in which the Fund may invest.


    U.S. Treasury debt obligations are sometimes "stripped" into their component parts; the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.


    DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities include debt securities backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

--------------------------------------------------------------------------------

HOW THE FUNDS INVEST
------------------------------------------------

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.

    Any of the money market instruments that the Fund may purchase may be accompanied by the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the security.


    The Board of Trustees of the Fund can change investment policies that are not fundamental without shareholder approval. For more information, see "How the Funds Invest--Investment Risks" and the SAI, "Description of the Funds, Their Investments and Risks." The SAI contains more information about the Fund.


OTHER INVESTMENTS AND STRATEGIES
While each Fund invests principally in the securities described above, they may invest in other securities or use certain investment strategies to increase returns or protect their assets, if market conditions warrant.
    Each Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments LLC (PI), will jointly engage in repurchase agreements and jointly purchase money market instruments.
    Each Fund intends to use REPURCHASE AGREEMENTS, where a party agrees to sell a security to a Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for a Fund. A Fund will only enter into these repurchase agreements with parties whom we believe can honor their obligations in the transactions.
    Each Fund may use REVERSE REPURCHASE AGREEMENTS where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    Each Fund may purchase money market or other obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When a Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. A
-------------------------------------------------------------------
20  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------

Fund does not earn interest income until the date the obligations are delivered.
    Each Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return a Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to a Fund.

    Each Fund also follows certain policies when it BORROWS MONEY (COMMAND Money Fund and COMMAND Government Fund may each borrow up to 20% of the value of their respective total assets; COMMAND Tax-Free Fund may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES TO OTHERS (COMMAND Money Fund and COMMAND Government Fund may each lend up to 10% of its total assets, including collateral received in the transaction; COMMAND Tax-Free Fund may not lend its securities); and holds ILLIQUID SECURITIES (each Fund may hold up to 10% of its net assets in securities, including certain restricted securities, which do not have a readily available market, repurchase agreements with maturities longer than seven days and, with respect to COMMAND Tax-Free Fund, municipal asset-backed VRDOs with notice periods for demand of unpaid principal and accrued interest exceeding seven days). Each Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI, "Investment Restrictions."


INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Funds is no exception. Since the Funds' holdings can vary significantly from broad market indexes, performance of the Funds' can deviate from performance of the indexes. This chart outlines the key risks and potential rewards of the principal strategies and certain investments each Fund may make. Unless otherwise noted, a Fund's ability to engage in a particular type of investment is expressed as a percentage of total assets. For more information, see "Description of the Funds, Their Investments and Risks" in the SAI.


--------------------------------------------------------------------------------

HOW THE FUNDS INVEST
------------------------------------------------

  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                                            POTENTIAL REWARDS
---------------------------------------------------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk that default of an      -- A source of regular interest income
  MARKET OBLIGATIONS             issuer would leave the Funds with unpaid     -- May be more secure than stock and other
                                 interest or principal or, in the case of         equity securities since corporate issuers
  ALL FUNDS:                     VRDOs and Participating VRDOs, that the          must pay their debts before they pay
  UP TO 100%                     issuer of a put may not be able to meet          dividends
                                 its obligation to purchase the underlying
                                 security
                             -- Market risk--the risk that the obligations
                                 may lose value because interest rates
                                 change or there is a lack of confidence
                                 in a group of borrowers or in an industry
---------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets, economies and political      -- Investors may realize higher returns based
  OBLIGATIONS OF                 systems may not be as stable as those in         upon higher interest rates paid on
  FOREIGN ISSUERS                the U.S.                                         foreign investments
  (U.S. DOLLAR-              -- Differences in foreign laws, accounting       -- Increased diversification by expanding the
  DENOMINATED)                   standards, public information and custody        allowable choices of high-quality money
                                 and settlement procedures may provide            market obligations
  COMMAND MONEY FUND:            less reliable information on foreign
  UP TO 100%                     investments and involve more risk
---------------------------------------------------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to value                     -- May offer a more attractive yield or
                             -- May be difficult to sell at the time or           potential for growth than more widely
  ALL FUNDS:                     price desired                                    traded securities
  UP TO 10% OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------


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22  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW THE FUNDS ARE MANAGED
-------------------------------------

BOARDS OF TRUSTEES

Each Board of Trustees (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the applicable Fund. The Boards also oversee each Fund's officers who conduct and supervise the daily business operations of the Funds.


MANAGER
PRUDENTIAL INVESTMENTS LLC (PI)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102


    Under a management agreement with each Fund, PI manages each Fund's investment operations and administers its business affairs and is responsible for supervising the Funds' investment adviser. For the fiscal year ended
June 30, 2003, COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund paid PI management fees of 0.359%, 0.422% and 0.40%, respectively, of each Fund's average daily net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of June 30, 2003, PI, a wholly owned subsidiary of Prudential Financial, Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $110.1 billion.


INVESTMENT ADVISER
Prudential Investment Management, Inc. (PIM), is the investment adviser to each Fund and has served as an investment adviser to investment companies since 1984. Its address is Gateway Center Two, 100 Mulberry Street, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.

    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team

--------------------------------------------------------------------------------

HOW THE FUNDS ARE MANAGED
------------------------------------------------


develops and coordinates the Fund's investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer and the Heads of each of the Sector Teams. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS or the Distributor) distributes the Funds' shares under a Distribution Agreement with each Fund. Each Fund also has a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A shares, and a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class S shares. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing each Fund's Class A and Class S shares and provides certain shareholder support services. Each Fund reimburses PIMS for its distribution services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table of each Fund. Class A shares are subject to a 12b-1 fee of 0.125%, and Class S shares are subject to a 12b-1 fee of 0.175%. Because these fees are paid from each Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Funds for distributing a Fund's Class Z shares.

-------------------------------------------------------------------
24  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------


Investors who buy shares of a Fund should be aware of some important tax issues. For example, each Fund distributes DIVIDENDS of income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to income taxes except for distributions from the COMMAND Tax-Free Fund, as described below, unless you hold your shares in a 401(k) plan, an Individual Retirement Account
(IRA), or some other qualified or tax-deferred plan or account.

    The following briefly discusses some of the important federal income tax issues that should be considered, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

Each Fund distributes DIVIDENDS of any net investment income to shareholders every month. Dividends received from the COMMAND Money Fund and the COMMAND Government Fund will be taxed as INCOME, whether or not they are reinvested in the Fund. The COMMAND Tax-Free Fund intends to invest so that dividend distributions to you will be exempt from federal income taxation. Income exempt from Federal income taxation may be subject to state and local income tax.


    Although a Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when a Fund sells assets for a profit. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year. This applies only to sales on or after May 6, 2003.


    For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in your account. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of your Fund. Either way, distributions from the COMMAND Money Fund and the COMMAND Government Fund will be subject to income taxes unless your shares are held in a qualified or tax-deferred plan or account.

--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

TAX ISSUES
FORM 1099
Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of a Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
    Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide a Fund with your taxpayer identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion (currently 28%) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

-------------------------------------------------------------------
26  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
-------------------------------------

HOW TO BUY SHARES
SECURITIES ACCOUNT PARTICIPANTS
    SWEEP PURCHASES

Shares of the Funds are available to holders of certain securities accounts held at designated broker-dealers that offer a sweep feature, including basic securities accounts and COMMAND, COMMAND Plus and BusinessEdge Accounts offered through Prudential Securities or Pruco.

    A sweep feature allows the account holder to have free credit balances in the securities account automatically invested in a money market fund. Free credit balances in excess of prescribed minimums are automatically invested in the money market fund periodically in accordance with the terms of the securities account.

    For accounts other than COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) when the account has a free credit balance of $10,000 or more, on the business day following the availability of the free credit balance, (2) when the account has a free credit balance totaling more than $1,000 that results from a securities transaction, on the business day following the settlement date, and (3) in the case of other free credit balances, at least once a month on the last business day of each month. For COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors, an order to purchase shares of a money market fund is placed (1) in the case of free credit balances resulting from the proceeds of securities sales, on the settlement date of the securities sale or, in the case of non-COMMAND accounts, on the business day following the settlement date, and (2) in the case of free credit balances resulting from non-trade-related credits (i.e., receipt of dividends and interest payments, or a deposit by the participant into a securities account), on the business day after receipt by Prudential Securities, Pruco or other designated broker-dealer of the non-trade-related credit.

    Purchases of money market fund shares are subject to a minimum initial investment of $1,000, and a minimum subsequent investment of $100, which minimums are waived for COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors.

    You will begin earning dividends on shares of the Funds purchased through the sweep feature on the first business day after the order is

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------


placed. Shares of the Funds will be purchased at the net asset value (NAV) next determined on the business day on which the order is placed. Prudential Securities, Pruco or any other designated broker-dealer may use and retain the benefit of credit balances in your securities account until shares are purchased.


    Purchases of, withdrawals from, and dividends from shares of the Funds will be shown in your Prudential Securities, Pruco or other account. Prudential Securities, Pruco or any other designated broker-dealer has the right to terminate a securities account for any reason. If this occurs, all shares of the Funds held in the securities account will be redeemed.


    Account holders should consult their financial professional at Prudential Securities, Pruco or other broker-dealer for further details and information concerning the operation of the sweep feature.


    MANUAL PURCHASES
    Securities account holders may also make manual purchases of shares of the Funds (that is, purchases other than through their securities account sweep feature).

    Please see "How to Buy and Sell Shares of the Funds--Direct Purchasers" for information on available share classes and investment minimums.

DIRECT PURCHASERS
STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of a Fund for you, call Prudential Mutual Fund Services LLC
(PMFS) at (800) 225-1852 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INVESTMENT SERVICES
P.O. BOX 8179
PHILADELPHIA, PA 19101


    You may purchase shares by check or by wire. We do not accept cash or money orders. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this prospectus. We have the right to reject any purchase order

-------------------------------------------------------------------
28  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------


(including an exchange into a Fund) or suspend or modify a Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS
COMMAND Money Fund and COMMAND Government Fund offer Class A, Class S and
Class Z shares. COMMAND Tax-Free Fund offers Class A shares and Class S shares. Except as noted below, the minimum initial investment for Class A shares and Class S shares is $1,000 and the minimum subsequent investment is $100. There is no minimum initial or subsequent investment requirement for Class Z shares. All minimum investment requirements are waived for COMMAND Accounts, certain retirement and employee savings plans and custodial accounts for the benefit of minors.

QUALIFYING FOR CLASS Z SHARES
BENEFIT PLANS. Certain group retirement plans may purchase Class Z shares if they meet the required minimum for amount of assets, average account balance or number of eligible employees. For more information about these requirements, call Prudential at (800) 353-2847.


MUTUAL FUND PROGRAMS. Class Z shares also can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes COMMAND Money Fund or COMMAND Government Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential Investments Advisory Group relating to:


     -- Mutual fund "wrap" or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services, or

     -- Mutual fund "supermarket" programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.


    Broker-dealers, investment advisers or financial planners sponsoring these mutual fund programs may offer their clients Class A shares, Class S shares and Class Z shares in a Fund in connection with different pricing options for their programs. Investors should carefully consider any separate

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

transaction and other fees charged by these programs in connection with investing in each available shares class before selecting a share class.

OTHER TYPES OF INVESTORS. Class Z shares also can be purchased by any of the following:

     -- Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential Mutual Funds are an available option


     -- Current and former Directors/Trustees of the Prudential Mutual Funds (including the Funds); and


     --    Prudential, with an investment of $10 million or more

     -- Class Z shares may also be purchased by qualified state tuition programs (529 plans).

PAYMENTS TO THIRD PARTIES ACCOUNT MAINTENANCE. The Distributor or one of its affiliates may make ongoing payments, from its own resources, to brokers, financial advisers and other persons for providing recordkeeping or otherwise facilitating the maintenance of shareholder accounts.


STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY


When you invest in a mutual fund, you buy shares of a fund. Shares of a money market mutual fund, like the Funds, are priced differently than shares of common stock and other securities.


    The price you pay for each share of a fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Funds value their securities using the amortized cost method. Each Fund seeks to maintain a NAV of $1 at all times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. Your purchase order must be received by 4:00 p.m., New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange
-------------------------------------------------------------------
30  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.

ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, each Fund pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in your Fund at NAV.


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise. If each Fund shareholder in your household would like to receive a copy of a Fund's prospectus, shareholder report and proxy statement, please call us toll free at
(800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES: SECURITIES ACCOUNT PARTICIPANTS

When you sell shares of a Fund--also known as REDEEMING your shares--the price you will receive will be the NAV next determined after Prudential Securities, Pruco or other designated broker-dealer receives your order to sell. We must receive an order to sell by 4:00 p.m., New York time, to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.


AUTOMATIC REDEMPTION
Shares of your primary money sweep fund may be automatically redeemed to cover any deficit in your account in accordance with the terms of the securities account. A deficit in your securities account may result from activity arising under your account, such as debit balances incurred by use of
--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

the Visa-Registered Trademark-/Check Account, including Visa purchases, cash advances and checks. Debit balances for Visa purchases are payable on the 25th day of each month or, if that day is a weekend or holiday, on the preceding business day.
    Your securities account will be automatically scanned for deficits each day. If there is insufficient cash in your account, we will redeem an appropriate number of shares of your primary money sweep fund and shares of other money market funds that you own in your account but which are not designated as your primary money sweep fund to satisfy any remaining deficit in accordance with the terms of the securities account. Margin loans will be utilized to satisfy any deficits in your account after all of your shares in a Fund and other money market funds you own are redeemed. Shares of a Fund may not be purchased until all deficits and overdrafts in your account are satisfied. Please refer to your securities account documentation for additional details and requirements.

    You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, Pruco or other designated broker-dealer which has advanced monies to satisfy deficits in your account. The amount redeemed will be the nearest higher dollar amount necessary to cover deficits from securities transactions or to honor your redemption requests.


MANUAL REDEMPTION

You may make manual redemptions (that is, a non-money market sweep redemption) of shares of a Fund other than the fund selected as your primary money sweep fund under your securities account. To complete a manual redemption, you should submit a written request for redemption directly to the Distributor or by calling your financial professional at Prudential Securities, Pruco or other designated broker-dealer with which you have your securities account. The proceeds from a manual redemption will immediately become a free cash balance in your account and will automatically be invested in the fund that you have selected as your primary money sweep fund. Please refer to your securities account documentation for additional details and requirements.


HOW TO SELL YOUR SHARES: DIRECT PURCHASERS

You can sell your shares of a Fund at any time, subject to certain restrictions. For more information about these restrictions, see "Restrictions on Sales" below.

-------------------------------------------------------------------
32  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

    When you sell shares of a Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer Agent, the Distributor or your broker receives your order to sell. If your broker holds your shares, your broker must receive your order to sell by 4:00 p.m., New York time, to process the sale on that day. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV. If your broker does not hold your shares contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: REDEMPTION SERVICES
P.O. BOX 8149
PHILADELPHIA, PA 19101


    Generally, we will pay you for the shares that you sell within seven days after the Transfer Agent, the Distributor or your broker receives your sell order. If you hold shares through a broker, payment will be credited to your account. If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to 10 days from the purchase date. You can avoid delay if you purchase shares by wire, certified check or cashier's check. Your broker may charge you a separate or additional fee for sales of shares.

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of a Fund, or when we may delay paying you the proceeds from a sale. To the extent permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption and Pricing of Fund Shares."

REDEMPTION IN KIND
If the sales of shares of a Fund you make during any 90-day period reach the lesser of $250,000 or 1% of the value of that Fund's net assets, we can then give you securities from that Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate each Fund's financial performance for the past 5 years. The TOTAL RETURN in each chart represents the rate that a shareholder would have earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period. No performance data is available with respect to the Funds' Class S and Class Z shares because there are currently no Class S or Class Z shares issued and outstanding.


    A copy of the Funds' annual report along with the Funds' audited financial statements and report of independent auditors, is available upon request, at no charge, as described on the back cover of this prospectus.


    The financial highlights were part of the financial statements audited by PricewaterhouseCoopers LLP, independent auditors, whose report on those financial statements was unqualified.


 COMMAND MONEY FUND (FISCAL YEARS ENDED 6-30)


CLASS A SHARES
PER SHARE
OPERATING
PERFORMANCE                     2003                 2002           2001           2000           1999
 NET ASSET VALUE,
  BEGINNING OF YEAR               $1.00                 $1.00          $1.00          $1.00          $1.00
 Net investment
  income and net
  realized gains                   .010                  .022           .055           .053           .048
 Dividends and
  distributions to
  shareholders                    (.010)                (.022)         (.055)         (.053)         (.048)
 Net asset value,
  end of year                     $1.00                 $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(a)                  1.06%                 2.23%          5.72%          5.42%          4.85%
----------------------------------------------------------------------------------------------------------



RATIOS/
SUPPLEMENTAL
DATA                            2003                  2002           2001           2000           1999
 NET ASSETS, END OF
  YEAR (000)                $11,803,604           $14,782,491     $16,407,586    $13,489,038    $12,246,946
 AVERAGE NET ASSETS
  (000)                     $14,167,966           $16,400,541     $15,543,950    $13,178,334    $11,965,069
 RATIOS TO AVERAGE
  NET ASSETS:
 Expenses, including
  distribution and
  service (12b-1)
  fees                             .54%                  .53%            .53%           .53%           .54%
 Expenses, excluding
  distribution and
  service (12b-1)
  fees                             .41%                  .41%            .41%           .41%           .41%
 Net investment
  income                          1.06%                 2.19%           5.50%          5.32%          4.73%
-----------------------------------------------------------------------------------------------------------


(a) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

-------------------------------------------------------------------
34  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

 COMMAND TAX-FREE FUND (FISCAL YEARS ENDED 6-30)


CLASS A SHARES
PER SHARE OPERATING
PERFORMANCE                     2003                 2002          2001          2000          1999
 NET ASSET VALUE,
  BEGINNING OF YEAR               $1.00                $1.00         $1.00         $1.00         $1.00
 Net investment
  income and net
  realized gains                   .009                 .015          .034          .032          .027
 Dividends and
  distributions to
  shareholders                    (.009)               (.015)        (.034)        (.032)        (.027)
 Net asset value,
  end of year                     $1.00                $1.00         $1.00         $1.00         $1.00
 TOTAL RETURN(a)                   .88%                1.51%         3.42%         3.19%         2.77%
------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL
DATA                            2003                 2002          2001          2000          1999
 NET ASSETS, END OF
  YEAR (000)                 $1,783,689           $1,740,030    $1,744,816    $1,429,087    $1,476,732
 AVERAGE NET
  ASSETS (000)               $1,850,684           $1,839,473    $1,600,345    $1,515,352    $1,549,367
 RATIOS TO AVERAGE
  NET ASSETS:
 Expenses, including
  distribution and
  service (12b-1)
  fees                             .57%                 .58%          .57%          .58%          .59%
 Expenses, excluding
  distribution and
  service (12b-1)
  fees                             .45%                 .46%          .45%          .46%          .46%
 Net investment
  income                           .87%                1.48%         3.32%         3.15%         2.72%
------------------------------------------------------------------------------------------------------


(a) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

 COMMAND GOVERNMENT FUND (FISCAL YEARS ENDED 6-30)


CLASS A SHARES
PER SHARE OPERATING
PERFORMANCE                     2003                 2002          2001          2000          1999
 NET ASSET VALUE,
  BEGINNING OF YEAR               $1.00               $1.00         $1.00         $1.00         $1.00
 Net investment
  income and net
  realized gains                   .010                .020          .054          .051          .046
 Dividends and
  distributions to
  shareholders                    (.010)              (.020)        (.054)        (.051)        (.046)
 Net asset value,
  end of year                     $1.00               $1.00         $1.00         $1.00         $1.00
 TOTAL RETURN(a)                  1.04%               2.11%         5.52%         5.23%         4.74%
------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA            2003                 2002          2001          2000           1999
 NET ASSETS, END OF YEAR
  (000)                          $1,017,309            $908,358      $782,240      $687,364       $714,390
 AVERAGE NET ASSETS
  (000)                            $996,171            $916,475      $756,716      $714,655       $739,779
 RATIOS TO AVERAGE NET
  ASSETS:
 Expenses, including
  distribution and
  service (12b-1) fees                 .59%                .56%          .57%          .58%           .56%
 Expenses, excluding
  distribution and
  service (12b-1) fees                 .46%                .43%          .45%          .45%           .44%
 Net investment income                1.01%               1.96%         5.30%         5.12%          4.63%
------------------------------------------------------------------------------------------------------------


(a) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

--------------------------------------------------------------------------------

OUR MUTUAL FUNDS


-------------------------------------


We offer a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at
(800) 225-1852. Read the prospectus carefully before you invest or send money.



JENNISONDRYDEN MUTUAL FUNDS*



STOCK FUNDS



LARGE CAPITALIZATION STOCK FUNDS
DRYDEN INDEX SERIES FUND


  DRYDEN STOCK INDEX FUND


DRYDEN TAX-MANAGED FUNDS


  DRYDEN TAX-MANAGED EQUITY FUND


JENNISON 20/20 FOCUS FUND


JENNISON VALUE FUND


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  JENNISON GROWTH FUND



SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
DRYDEN TAX-MANAGED SMALL-CAP FUND, INC.


JENNISON SMALL COMPANY FUND, INC.


JENNISON U.S. EMERGING GROWTH FUND, INC.


THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  JENNISON EQUITY OPPORTUNITY FUND



SECTOR STOCK FUNDS
JENNISON NATURAL RESOURCES FUND, INC.


JENNISON SECTOR FUNDS, INC.


  JENNISON FINANCIAL SERVICES FUND


  JENNISON HEALTH SCIENCES FUND


  JENNISON TECHNOLOGY FUND


  JENNISON UTILITY FUND



GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL WORLD FUND, INC.


  JENNISON GLOBAL GROWTH FUND


  JENNISON INTERNATIONAL GROWTH FUND



BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.


  DRYDEN ACTIVE BALANCED FUND



BOND FUNDS



TAXABLE BOND FUNDS
DRYDEN GOVERNMENT INCOME FUND, INC.


DRYDEN HIGH YIELD FUND


DRYDEN SHORT-TERM BOND FUND, INC.


  DRYDEN SHORT-TERM CORPORATE BOND FUND


  DRYDEN ULTRA SHORT BOND FUND


DRYDEN TOTAL RETURN BOND FUND, INC.



MUNICIPAL BOND FUNDS


DRYDEN CALIFORNIA MUNICIPAL FUND


  CALIFORNIA INCOME SERIES


  CALIFORNIA SERIES


DRYDEN MUNICIPAL BOND FUND


  HIGH INCOME SERIES


  INSURED SERIES


DRYDEN MUNICIPAL SERIES FUND


  FLORIDA SERIES


  NEW JERSEY SERIES


  NEW YORK SERIES


  PENNSYLVANIA SERIES


DRYDEN NATIONAL MUNICIPALS FUND, INC.



GLOBAL/INTERNATIONAL BOND FUND
DRYDEN GLOBAL TOTAL RETURN FUND, INC.


-------------------------------------------------------------------
36  COMMAND FUNDS                                [TELEPHONE ICON] (800) 225-1852

-------------------------------------


MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
DRYDEN GOVERNMENT SECURITIES TRUST


  MONEY MARKET SERIES


  U.S. TREASURY MONEY MARKET SERIES


MONEYMART ASSETS, INC.


MUNICIPAL MONEY MARKET FUNDS
DRYDEN CALIFORNIA MUNICIPAL FUND


  CALIFORNIA MONEY MARKET SERIES


DRYDEN MUNICIPAL SERIES FUND


  NEW JERSEY MONEY MARKET SERIES


  NEW YORK MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUND
DRYDEN TAX-FREE MONEY FUND


OTHER MONEY MARKET FUND
SPECIAL MONEY MARKET FUND, INC.**


  MONEY MARKET SERIES


OTHER FUNDS
NICHOLAS-APPLEGATE GROWTH EQUITY FUND



STRATEGIC PARTNERS MUTUAL FUNDS


STRATEGIC PARTNERS EQUITY FUND


STRATEGIC PARTNERS REAL ESTATE SECURITIES FUND


PRUDENTIAL WORLD FUND, INC.


  STRATEGIC PARTNERS INTERNATIONAL VALUE FUND


STRATEGIC PARTNERS ASSET ALLOCATION FUNDS


  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND


  STRATEGIC PARTNERS HIGH GROWTH FUND


  STRATEGIC PARTNERS MODERATE GROWTH FUND


STRATEGIC PARTNERS STYLE SPECIFIC FUNDS


  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND


  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND


  STRATEGIC PARTNERS TOTAL RETURN BOND FUND


STRATEGIC PARTNERS OPPORTUNITY FUNDS


  STRATEGIC PARTNERS FOCUSED GROWTH FUND


  STRATEGIC PARTNERS FOCUSED VALUE FUND


  STRATEGIC PARTNERS MID-CAP VALUE FUND


  STRATEGIC PARTNERS NEW ERA GROWTH FUND


SPECIAL MONEY MARKET FUND, INC.**


  MONEY MARKET SERIES



 *JennisonDryden Mutual Funds are also exchangeable with Strategic Partners
  Mutual Funds.


**This fund is not a direct purchase money fund and is only an exchangeable money fund.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in a Fund and keep it for future reference. For information or shareholder questions contact:


COMMAND FUNDS
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769



Visit our websites at:


www.jennisondryden.com


www.strategicpartners.com



Additional information about a Fund
can be obtained without charge and can
be found in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov


Fund Symbols                              Nasdaq  CUSIP
                                          ------  -----
COMMAND Money Fund
   Class A                                CDMXX     20050F103
   Class S                                          20050F202
   Class Z                                          20050F301
COMMAND Tax-Free Fund
   Class A                                CDFXX     20050R107
   Class S                                          20050R206
COMMAND Government Fund
   Class A                                CGMXX     20050D108
   Class S                                          20050D207
   Class Z                                          20050D306


Investment Company Act File No.
COMMAND Money Fund
811-3253
COMMAND Tax-Free Fund
811-3252
COMMAND Government Fund
811-3251

CFP

                               COMMAND MONEY FUND
                             COMMAND TAX-FREE FUND
                            COMMAND GOVERNMENT FUND


                      Statement of Additional Information
                                August 27, 2003


    COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund are open-end, diversified management investment companies (each, a Fund and collectively, the Funds).


    The investment objective of COMMAND Money Fund is high current income, preservation of capital and maintenance of liquidity. The investment objective of COMMAND Tax-Free Fund is high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The investment objective of COMMAND Government Fund is high current income, preservation of capital and maintenance of liquidity. There can be no assurance that any Fund's investment objective will be achieved. See "How the Funds Invest" in the combined Prospectus of the Funds (the Prospectus), dated August 27, 2003, and "Description of the Funds, Their Investments and Risks" below.


    The Funds' address is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 and their telephone number is (800) 225-1852.


    This Statement of Additional Information (SAI) sets forth information about each of the Funds. In sections that refer to a particular Fund, "the Fund," "we," "us" or "our" refers to that particular Fund. This SAI is not a prospectus and should be read in conjunction with the Prospectus a copy of which may be obtained at no charge from the Funds upon request at the address or telephone number noted above.



    An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Also, investors should be aware that the COMMAND Program and the BusinessEdge Program accounts are not bank accounts and are not insured by the FDIC or any government agency. As with any investment in securities, it is possible to lose money by investing in a Fund, whether or not you invest through the COMMAND or BusinessEdge Programs.



    The financial statements for COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund for the fiscal year ended June 30, 2003 are incorporated into this SAI by reference to the Funds' 2003 annual reports to shareholders (File Nos. 811-3253, 811-3252 and 811-3251 respectively). You may obtain a copy of the Funds' annual report at no charge by request to the Funds at the address or telephone number noted above.


                               TABLE OF CONTENTS


                                                                           PAGE
                                                                          ------
The Funds' History......................................................     B-2
Description of the Funds, Their Investments and Risks...................     B-2
Investment Restrictions.................................................     B-7
Management of the Funds.................................................    B-10
Control Persons and Principal Holders of Securities.....................    B-17
Investment Advisory and Other Services..................................    B-18
Brokerage Allocation and Other Practices................................    B-22
Securities and Organization.............................................    B-23
Purchase, Redemption and Pricing of Fund Shares.........................    B-24
Net Asset Value.........................................................    B-25
Taxes, Dividends and Distributions......................................    B-25
Calculation of Yield....................................................    B-27
Issuance of Fund Shares for Securities..................................    B-28
Description of Securities Ratings.......................................    B-28
Financial Statements....................................................    B-31
Appendix I - General Investment Information.............................     I-1
Appendix II - Proxy Voting Policies of the Subadviser...................    II-1


CFSAI

                               THE FUNDS' HISTORY

    Each of the Funds was organized under the laws of Massachusetts on June 5, 1981, as an unincorporated business trust.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

(a) CLASSIFICATION. Each Fund is an open-end, diversified management investment company.

(b) INVESTMENT STRATEGIES AND RISKS.

    The investment objective of COMMAND Money Fund is high current income, preservation of capital and maintenance of liquidity. The investment objective of COMMAND Tax-Free Fund is high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The investment objective of COMMAND Government Fund is high current income, preservation of capital and maintenance of liquidity. There can be no assurance that any Fund's investment objective will be achieved. While the principal investment policies and strategies for seeking to achieve each Fund's objective are described in the Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you may lose money.

MUNICIPAL DEBT OBLIGATIONS (COMMAND TAX-FREE FUND)

    COMMAND Tax-Free Fund may purchase municipal debt obligations which include, but are not limited to, those described below. The Fund intends to invest in securities that are currently available, or which may be developed in the future, and are appropriate to allow the Fund's investment adviser to pursue the Fund's investment objective.

    MUNICIPAL BONDS. Municipal Bonds may be general obligation or revenue bonds.

    General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Municipal Bonds are generally issued to obtain funds for various public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may also be issued to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities.


    Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Some municipal revenue bonds also include bonds issued through or on behalf of public authorities in order to obtain funds with which to provide privately operated housing facilities, sports facilities, pollution control facilities, convention or trade show facilities, industrial, port or parking facilities and facilities for water supply, gas, electricity or waste disposal. Such bonds and generally do not carry the pledge of the issuing authority's credit.


    MUNICIPAL NOTES. Municipal Notes are short-term obligations generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues, are usually general obligations of the issuing municipality or agency.

    Municipal Notes also include tax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper may be backed by letters of credit, lines of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

    The Fund may invest up to 20% of its investable assets (net assets plus any borrowings made for investment purposes) in Municipal Bonds and Municipal Notes, the interest on which would be a preference item for purposes of the federal alternative minimum tax.

    The Fund will treat an investment in a municipal security refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act).

    MUNICIPAL ASSET BACKED SECURITIES. The Fund may purchase municipal asset backed securities. These securities are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility to comply with Rule 2a-7. These trusts or other investment vehicles represent investment companies. The Fund's investment in securities of such issuers are subject to limitations imposed by the 1940 Act.

BANK OBLIGATIONS (COMMAND MONEY FUND)

    The COMMAND Money Fund may invest in obligations (including time deposits, certificates of deposit and bankers acceptances) of commercial banks, savings banks and savings and loan associations having, at the time of investment, total assets of $1 billion or more. The COMMAND Money Fund may invest in U.S. dollar-denominated obligations of domestic banks, foreign branches of U.S. banks, foreign banks and U.S. and foreign branches of foreign banks and instruments secured by such obligations. The COMMAND Money Fund may invest more than 25% of its total assets in money market instruments of domestic banks (including U.S. branches of foreign banks that are subject to the same regulation as U.S. banks and foreign branches of domestic banks, provided the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason).

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES (COMMAND MONEY FUND AND COMMAND GOVERNMENT FUND)

    Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by COMMAND Money Fund and COMMAND Government Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS).

    The Funds may also invest in Treasury Inflation Protected Securities, known as "TIPS," if these securities are deemed to comply with the requirements of Rule 2a-7.


OTHER INVESTMENTS (APPLICABLE TO COMMAND GOVERNMENT FUND)



    COMMAND Government Fund may also invest in obligations of the International Bank for Reconstruction and Development (World Bank), which is not a U.S. government agency or instrumentality. World Bank obligations are supported by appropriated but unpaid commitments of its member countries. There is no assurance that these commitments will be honored in the future.


FLOATING RATE AND VARIABLE RATE SECURITIES


    Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate or index rate, such as rates on U.S. Treasury bills or LIBOR (London Interbank Offered Rate) index, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base rate or index rate.


DEMAND FEATURES AND/OR GUARANTEES

    Each Fund may purchase securities subject to demand features and/or guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

    A GUARANTEE is a form of unconditional credit support that may include, for example, bond insurance, a letter of credit, and an unconditional demand feature. A Fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

    Each Fund may invest in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the 1940 Act currently limits each Fund's investment in demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by or supported by second tier demand features or guarantees that are issued by the same entity. Each Fund is limited to invest no more than 5% of its total assets in second tier securities, with no more than 1% of its total assets or one million dollars, whichever is greater, in any single second tier issuer. If the limitations described in Rule 2a-7 are changed, each of the Funds will comply with the amended limitation.

LENDING OF SECURITIES (COMMAND MONEY FUND AND COMMAND GOVERNMENT FUND)


    Consistent with applicable regulatory requirements, COMMAND Money Fund and COMMAND Government Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of each Fund do not exceed in the aggregate 10% of the value of the respective Fund's total assets, including collateral received in the transaction and provided that such loans are callable at any time by such Fund and are at all times secured by cash or U.S. Government securities that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that a Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so securities may be voted by one or more of the Fund, as applicable.


    A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the applicable Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

    Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES


    Each of the Funds may not hold more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days, and with respect to COMMAND Tax-Free Fund, municipal asset-backed variable rate demand obligations (VDROs) with notice periods for demand of unpaid principal and accrued interest exceeding seven days. If a Fund were to exceed this limit, the Fund's investment adviser would take reasonable measures to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets within seven days, including the sale of such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable securities having a demand feature of longer than seven days, and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.



    A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


    Rule 144A under the Securities Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.


    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by a Fund's Board of Trustees. Each Fund's investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (a) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (b) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements and VRDOs subject to a demand right are deemed to have a maturity equal to the notice period.


BORROWING


    COMMAND Money Fund and COMMAND Government Fund may each borrow (including through entering reverse repurchase agreements) up to 20% of the value of its respective total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. COMMAND Tax-Free Fund may borrow (including through entering reverse repurchase agreements) up to 5% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.


REPURCHASE AGREEMENTS


    Each Fund may purchase securities and concurrently enter into repurchase agreements, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price which, in the case of COMMAND Government Fund and COMMAND Money Fund, will be U.S. government obligations. Such collateral will be held by the Fund's Custodian or a sub-custodian in a tri-party repurchase agreement, either physically or in a book-entry account.



    A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of a fund is unsettled. As a result, under these circumstances, there may be a restriction on a Fund's ability to sell the collateral, and the Fund could suffer a loss.



    Each Fund may participate in a joint trading account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Securities and Exchange Commission (Commission). The order allows the Funds, along with other investment companies managed by PI, to jointly engage in repurchase agreement transactions. Pursuant to the order, on a daily basis, any uninvested cash balances of a Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.


REVERSE REPURCHASE AGREEMENTS


    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of a Fund's portfolio. A Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.


PUTS


    COMMAND Tax-Free Fund may purchase Municipal Bonds or Municipal Notes together with the right to resell the bonds or notes at an agreed-upon price or yield within a specified period prior to the maturity date of the bonds or notes. Similarly, COMMAND Government Fund and COMMAND Money Fund may purchase securities together with the right to resell the securities at an agreed-upon price or yield within a specified period prior to the maturity date of the security. Such a right to resell is commonly known as a "put," and the aggregate price which COMMAND Tax-Free Fund pays for Municipal Bonds or Municipal Notes with puts and which COMMAND Government Fund and COMMAND Money Fund pay for securities with puts may be higher than the price which otherwise would be paid for the bonds or notes or securities, as the case may be. Consistent with the investment objectives of each Fund and subject to the supervision of each Fund's Board of Trustees, the purpose of this practice is to permit each Fund to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of each Fund's shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the investment adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in each Fund's portfolio.


    Each Fund values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

    Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. In the event such a default should occur, each Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.


    COMMAND Tax-Free Fund has received an exemptive order from the Commission which permits the Fund to purchase puts from broker-dealers.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Each Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. A Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Funds' Custodian will segregate cash or other liquid assets having a value equal to or greater than a Fund's purchase commitments. If a Fund chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

                            INVESTMENT RESTRICTIONS

    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of
(1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or
(2) more than 50% of the outstanding voting shares.

COMMAND MONEY FUND

    The investment restrictions of the COMMAND Money Fund provide that the Fund may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests, which might otherwise require the untimely disposition of securities, and borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the COMMAND Money Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made, except that these borrowing restrictions do not apply to reverse repurchase agreements. The COMMAND Money Fund will not purchase securities while borrowings are outstanding;

     2. Make loans to others, except through the purchase of debt obligations, repurchase agreements and loans of portfolio securities limited to 10% of the value of the COMMAND Money Fund's total assets;

     3. Purchase or sell real estate or real estate mortgage loans; however, the COMMAND Money Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

     4. Purchase securities on margin or sell short;

     5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money;


     6. Issue senior securities as defined in the 1940 Act except insofar as the COMMAND Money Fund may be deemed to have issued a senior security by reason of
(a) entering into any repurchase agreement or reverse repurchase agreement;
(b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis;


     7. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

     8. Underwrite securities of other issuers;

     9. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    10. Purchase securities of any issuer for the purpose of exercising control or management;

    11. Purchase any securities, other than obligations of the U.S. Government, its agencies or instrumentalities, if, as a result, with respect to 75% of the value of the COMMAND Money Fund's total assets, more than 5% of the value of the COMMAND Money Fund's total assets would be invested in the securities of a single issuer;

    12. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the COMMAND Money Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940
Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by Commission regulation); and

    13. Enter into reverse repurchase agreements if, as a result thereof, the COMMAND Money Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the COMMAND Money Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).


    For purposes of investment limitation number 11, the COMMAND Money Fund's compliance with the diversification requirements of Rule 2a-7 under the 1940 Act is deemed to constitute compliance with the stated diversification restriction, which reflects the requirements of Section 5(b)(1) of the 1940 Act.


    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law. Loans of portfolio securities and reverse repurchase agreements will not cumulatively exceed one-third of the Fund's net assets.

COMMAND TAX-FREE FUND

    The investment restrictions of the COMMAND Tax-Free Fund provide that the Fund may not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of a single issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or secured by such obligations);

     2. Concentrate more than 25% of its total assets in securities of governmental units located in any one state, territory or possession of the United States. The COMMAND Tax-Free Fund may invest more than 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;

     3. Make short sales of securities;

     4. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     5. Issue senior securities, except by purchasing securities on a when-issued or delayed delivery basis, or borrow money, except that the COMMAND Tax-Free Fund may borrow for temporary purposes in amounts not exceeding 5% of the market or other fair value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Any such borrowings will be made only from banks. The COMMAND Tax-Free Fund would maintain, in a segregated account with its custodian, liquid assets equal in value to the amount owed. The COMMAND Tax-Free Fund will not purchase securities while borrowings are outstanding;

     6. Pledge its assets or assign or otherwise encumber them in excess of 10% of its net assets (taken at market or other fair value at the time of pledging) and then only to secure permitted borrowings of money;

     7. Engage in the underwriting of securities;

     8. Purchase or sell real estate or real estate mortgage loans, although it may purchase Municipal Bonds or Notes secured by interests in real estate;

     9. Make loans of money or securities. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan;

    10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation, or acquisition;

    11. Invest for the purpose of exercising control or management of another company;

    12. Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell Municipal Bonds and Notes, as set forth in the Prospectus and/or in this SAI;

    13. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total COMMAND Tax-Free Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with less than three years of operating history; and

    14. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs.

    15. Under normal circumstances, the Fund will invest at least 80% of its investable assets in money market instruments that pay income exempt from federal income taxes.


    For purposes of investment limitation number 1, the COMMAND Tax-Free Fund's compliance with the diversification requirements of Rule 2a-7 under the 1940 Act is deemed to constitute compliance with the stated diversification restriction, which reflects the requirements of Section 5(b)(1) of the 1940 Act.



    The COMMAND Tax-Free Fund has reserved freedom to invest more than 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry. See Investment Restriction No. 2 above. The COMMAND Tax-Free Fund, however, will not invest more than 25% of the value of its total assets in obligations of private (I.E., non-governmental) issuers in the same industry.


    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

COMMAND GOVERNMENT FUND

    The investment restrictions of the COMMAND Government Fund provide that the Fund may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the COMMAND Government Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; the COMMAND Government Fund will not purchase securities while borrowings are outstanding;

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money;

     3. Make loans to others, except through the purchase of the debt obligations and repurchase agreements and loans of portfolio securities referred to under "How the Funds Invest--Other Investments and Strategies" in the Prospectus. Loans of portfolio securities will be limited to 10% of the value of the Government Fund's total assets and will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned;

     4. Purchase or sell real estate or real estate mortgage loans;

     5. Purchase securities on margin or sell short;

     6. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

     7. Underwrite securities of other issuers;

     8. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets; and

     9. Issue senior securities as defined in the 1940 Act except insofar as the COMMAND Government Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.


    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action to reduce its borrowings within three days, as required by applicable law. Loans of portfolio securities will not cumulatively exceed one-third of the Fund's net assets.


                            MANAGEMENT OF THE FUNDS


    Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act, are referred to as "Independent Trustees". Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees". "Fund Complex"+ consists of the Funds and any other investment companies managed by Prudential Investments LLC (the Manager or PI).


                              INDEPENDENT TRUSTEES


                                                                                        NUMBER OF
                                               TERM OF                                PORTFOLIOS IN
                                 POSITION   OFFICE*** AND                             FUND COMPLEX     OTHER DIRECTORSHIPS
                                 WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY         HELD BY THE
NAME, ADDRESS** AND AGE           FUNDS      TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE****
-----------------------           -----      -----------     ----------------------      -------           -----------
Delayne Dedrick Gold (65)       Trustee       Since 1982    Marketing Consultant          129                   --
                                                             (1982-present);
                                                             formerly Senior Vice
                                                             President and Member of
                                                             the Board of Directors,
                                                             Prudential Bache
                                                             Securities, Inc.

                                                                                        NUMBER OF
                                               TERM OF                                PORTFOLIOS IN
                                 POSITION   OFFICE*** AND                             FUND COMPLEX     OTHER DIRECTORSHIPS
                                 WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY         HELD BY THE
NAME, ADDRESS** AND AGE           FUNDS      TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE****
-----------------------           -----      -----------     ----------------------      -------           -----------
Robert E. La Blanc (69)         Trustee       Since 1996    President (since 1981)        107        Director of Storage
                                                             of Robert E. La Blanc                    Technology Corporation
                                                             Associates, Inc.                         (since 1979)
                                                             (telecommunications);                    (technology), Chartered
                                                             formerly General                         Semiconductor
                                                             Partner at Salomon                       Manufacturing, Ltd.
                                                             Brothers and Vice-                       (since 1998)
                                                             Chairman of Continental                  (Singapore), Titan
                                                             Telecom; Trustee of                      Corporation
                                                             Manhattan College.                       (electronics) (since
                                                                                                      1995), Computer
                                                                                                      Associates
                                                                                                      International, Inc.
                                                                                                      (software
                                                                                                      company)(since 2002);
                                                                                                      Director (since 1999)
                                                                                                      of First Financial
                                                                                                      Fund, Inc. and Director
                                                                                                      (since April 1999) of
                                                                                                      The High Yield Plus
                                                                                                      Fund, Inc.

Stephen P. Munn (61)            Trustee       Since 2003    Chairman of the Board         105        Chairman of the Board
                                                             (since 1994) and                         (since January 1991)
                                                             formerly Chief                           and Director (since
                                                             Executive Officer                        1988) of Carlisle
                                                             (1988-2001) and                          Companies Incorporated
                                                             President of Carlisle                    (manufacturer of
                                                             Companies Incorporated.                  industrial products);
                                                                                                      Director of Gannett
                                                                                                      Co., Inc. (publishing
                                                                                                      and media).

Robin B. Smith (63)             Trustee       Since 1996    Chairman of the Board         107        Director of BellSouth
                                                             (since January 2003) of                  Corporation (since
                                                             Publishers Clearing                      1992).
                                                             House (direct
                                                             marketing), formerly
                                                             Chairman and Chief
                                                             Executive Officer
                                                             (August 1996-December
                                                             2002) of Publishers
                                                             Clearing House.

Stephen Stoneburn (60)          Trustee       Since 1982    President and Chief           105                   --
                                                             Executive Officer
                                                             (since June 1996) of
                                                             Quadrant Media Corp. (a
                                                             publishing company);
                                                             formerly President
                                                             (June 1995-June 1996)
                                                             of Argus Integrated
                                                             Media, Inc.; Senior
                                                             Vice President and
                                                             Managing Director
                                                             (January 1993-1995) of
                                                             Cowles Business Media
                                                             and Senior Vice
                                                             President of Fairchild
                                                             Publications, Inc
                                                             (1975-1989).

Clay T. Whitehead (64)          Trustee       Since 1999    President (since 1983)        104        Director (since 2000) of
                                                             of National Exchange                     First Financial Fund,
                                                             Inc. (new business                       Inc. and Director
                                                             development firm).                       (since 2000) of The
                                                                                                      High Yield Plus Fund,
                                                                                                      Inc.

                              INTERESTED TRUSTEES


                                                                                        NUMBER OF
                                               TERM OF                                PORTFOLIOS IN
                                 POSITION   OFFICE*** AND                             FUND COMPLEX     OTHER DIRECTORSHIPS
                                 WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY         HELD BY THE
NAME, ADDRESS** AND AGE           FUNDS      TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE****
-----------------------           -----      -----------     ----------------------      -------           -----------
*Robert F. Gunia (56)           Trustee       Since 1996    Executive Vice President      187        Vice President and
                                and Vice                     and Chief                                Director (since May
                                President                    Administrative Officer                   1989) and Treasurer
                                                             (since June 1999) of                     (since 1999) of The
                                                             PI; Executive Vice                       Asia Pacific Fund, Inc.
                                                             President and Treasurer
                                                             (since January 1996) of
                                                             PI; President (since
                                                             April 1999) of
                                                             Prudential Investment
                                                             Management Services LLC
                                                             (PIMS); Corporate Vice
                                                             President (since
                                                             September 1997) of The
                                                             Prudential Insurance
                                                             Company of America;
                                                             Director, Executive
                                                             Vice President and
                                                             Chief Administrative
                                                             Officer (since May
                                                             2003) of American
                                                             Skandia Investment
                                                             Services, Inc.,
                                                             American Skandia
                                                             Advisory Services,
                                                             Inc., and American
                                                             Skandia Fund Services,
                                                             Inc.; formerly Senior
                                                             Vice President (March
                                                             1987-May 1999) of
                                                             Prudential Securities.

                                                                                        NUMBER OF
                                               TERM OF                                PORTFOLIOS IN
                                 POSITION   OFFICE*** AND                             FUND COMPLEX     OTHER DIRECTORSHIPS
                                 WITH THE     LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY         HELD BY THE
NAME, ADDRESS** AND AGE           FUNDS      TIME SERVED     DURING PAST FIVE YEARS      TRUSTEE           TRUSTEE****
-----------------------           -----      -----------     ----------------------      -------           -----------
*Judy A. Rice (55)              Trustee       Since 2000    President, Chief              102                   --
                                and                          Executive Officer,
                                President     Since 2003     Chief Operating Officer
                                                             and Officer-in-Charge
                                                             (since 2003) of PI;
                                                             Director,
                                                             Officer-in-Charge,
                                                             President, Chief
                                                             Executive Officer and
                                                             Chief Operating Officer
                                                             (since May 2003) of
                                                             American Skandia
                                                             Advisory Services,
                                                             Inc.; Director,
                                                             Officer-in-Charge,
                                                             President, Chief
                                                             Executive Officer and
                                                             Chief Operating Officer
                                                             (since May 2003) of
                                                             American Skandia
                                                             Investment Services,
                                                             Inc.; Director,
                                                             Officer-in-Charge,
                                                             President, Chief
                                                             Executive Officer
                                                             (since May 2003) of
                                                             American Skandia Fund
                                                             Services, Inc.;
                                                             formerly various
                                                             positions to Senior
                                                             Vice President
                                                             (1992-1999) of
                                                             Prudential Securities;
                                                             and various positions
                                                             to Managing Director
                                                             (1975-1992) of Salomon
                                                             Smith Barney; Member of
                                                             Board of Governors of
                                                             the Money Management
                                                             Institute.


    Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.

                                    OFFICERS


                                                   TERM OF
                                                OFFICE*** AND
                                   POSITION       LENGTH OF              PRINCIPAL OCCUPATIONS
NAME, ADDRESS** AND AGE           WITH FUNDS     TIME SERVED             DURING PAST FIVE YEARS
-----------------------           ----------     -----------             ----------------------
Marguerite E. H. Morrison (47)  Chief Legal       Since 2003    Vice President and Chief Legal
                                Officer                          Officer--Mutual Funds and Unit
                                and                              Investment Trusts (since August 2000)
                                Assistant         Since 2002     of Prudential; Senior Vice President
                                Secretary                        and Secretary (since April 2003) of PI;
                                                                 Senior Vice President and Secretary
                                                                 (since May 2003) of American Skandia
                                                                 Investment Services, Inc., American
                                                                 Skandia Advisory Services, Inc. and
                                                                 American Skandia Fund Services, Inc.;
                                                                 Vice President and Assistant Secretary
                                                                 of PIMS (since October 2001),
                                                                 previously Senior Vice President and
                                                                 Assistant Secretary (February
                                                                 2001-April 2003) of PI, Vice President
                                                                 and Associate General Counsel (December
                                                                 1996-February 2001) of PI.

                                                   TERM OF
                                                OFFICE*** AND
                                   POSITION       LENGTH OF              PRINCIPAL OCCUPATIONS
NAME, ADDRESS** AND AGE           WITH FUNDS     TIME SERVED             DURING PAST FIVE YEARS
-----------------------           ----------     -----------             ----------------------
Grace C. Torres (44)            Treasurer and     Since 1995    Senior Vice President (since January
                                Principal                        2000) of PI; Senior Vice President and
                                Financial and                    Assistant Treasurer (since May 2003) of
                                Accounting                       American Skandia Investment Services,
                                Officer                          Inc. and American Skandia Advisory
                                                                 Services Inc.; formerly First Vice
                                                                 President (December 1996-January 2000)
                                                                 of PI and First Vice President (March
                                                                 1993-1999) of Prudential Securities.
Jonathan D. Shain (45)          Secretary         Since 2001    Vice President and Corporate Counsel
                                                                 (since August 1998) of Prudential; Vice
                                                                 President and Assistant Secretary
                                                                 (since May 2003) of American Skandia
                                                                 Investment Services, Inc.; Vice
                                                                 President and Assistant Secretary
                                                                 (since May 2003) of American Skandia
                                                                 Fund Services, Inc.; formerly Attorney
                                                                 with Fleet Bank, N.A. (January
                                                                 1997-July 1998) and Associate Counsel
                                                                 (August 1994-January 1997) of New York
                                                                 Life Insurance Company.
Maryanne Ryan (38)              Anti-Money        Since 2002    Vice President, Prudential (since
                                Laundering                       November 1998) and First Vice
                                Compliance                       President, Prudential Securities (March
                                Officer                          1997-May 1998); Anti-Money Laundering
                                                                 Officer (since May 2003) of American
                                                                 Skandia Investment Services, Inc.,
                                                                 American Skandia Advisory Services,
                                                                 Inc. and American Skandia Marketing,
                                                                 Inc.


------------


+ The Fund Complex consists of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, American Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10 and 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's Gibraltar Fund.
* "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
** Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
*** There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual's length of service as Trustee and/or Officer.
**** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.




    The Funds have Trustees who, in addition to overseeing the actions of the Funds' Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with the laws of the State of Massachusetts and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans", the Trustees also review the actions of the Funds' Officers, who conduct and supervise the daily business operations of the Funds. Pursuant to each Fund's Declaration of Trust, the Board of Trustees may contract for advisory and management services for that Fund or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators.



    Trustees and Officers of the Funds are also trustees, directors and officers of some or all of the other investment companies advised by the Funds' Manager and distributed by PIMS.


    Pursuant to a Management Agreement with each Fund, the Manager pays all compensation of Officers and employees of the Funds as well as the fees and expenses of all Interested Trustees of the Funds.

                           STANDING BOARD COMMITTEES

    The Board of Trustees has established two standing committees in connection with the governance of the Funds--Audit and Nominating.


    The Audit Committee consists of all of the Independent Trustees. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Funds' independent auditors, accounting policies and procedures, and other areas relating to the Funds' auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the auditors to each Fund. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the auditors to (1) the Manager and (2) any entity in a control relationship with the Manager that provided ongoing services to a Fund, provided that the engagement of the accounting firm relates directly to the operations and financial reporting of the Fund. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent auditors' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended June 30, 2003.



    The Nominating Committee consists of all of the Independent Trustees. This committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Funds' shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Funds, matters relating to Trustee compensation and expenses and compliance with the Funds' retirement policy. The Nominating Committee met two times during the fiscal year ended June 30, 2003.



    In addition to the two standing committees of the Funds, the Board of Trustees has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Trustees. The following Independent Trustees serve on the Executive Committee: Robert E. La Blanc and Robin B. Smith. Independent Trustees from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Trustees/Directors of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.


    The Funds pay each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.


    Independent Trustees may defer receipt of their Trustees' fees pursuant to a deferred fee agreement with the Funds. Under the terms of such agreement, the Funds accrue deferred Trustees' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential mutual fund chosen by the Trustee. The Funds' obligations to make payments of deferred Trustees' fees, together with interest thereon is a general obligation of the Funds.


    The Funds have no retirement or pension plan for its Trustees.


    The following table sets forth the aggregate compensation paid by the Funds for the fiscal year ended June 30, 2003 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Funds' Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2002.

                               COMPENSATION TABLE


                                                                                              TOTAL 2002
                                                                                             COMPENSATION
                                        AGGREGATE         AGGREGATE                           FROM FUNDS
                                       COMPENSATION      COMPENSATION       AGGREGATE          AND FUND
                                           FROM              FROM          COMPENSATION      COMPLEX PAID
                                         COMMAND           COMMAND         FROM COMMAND     TO INDEPENDENT
NAME AND POSITION                       MONEY FUND      TAX-FREE FUND    GOVERNMENT FUND       TRUSTEES
-----------------                    ----------------  ----------------  ----------------  -----------------
Delayne Dedrick Gold -- Trustee....      $ 15,094          $  2,877          $  2,089      $186,250 (36/88)*
Robert E. La Blanc -- Trustee......      $ 16,398          $  3,015          $  2,178      $137,250 (20/77)*
Stephen P. Munn -- Trustee***......          None              None              None      $118,000 (23/72)*
Robin B. Smith -- Trustee**........      $ 14,175          $  2,750          $  2,025      $120,500 (26/69)*
Stephen Stoneburn -- Trustee.......      $ 15,094          $  2,877          $  2,089      $120,250 (18/75)*
Nancy H. Teeters -- Trustee(1).....      $ 14,950          $  2,825          $  2,075      $123,000 (24/71)*
Clay T. Whitehead -- Trustee.......      $ 14,175          $  2,750          $  2,025      $196,750 (32/94)*


------------
  * Indicates number of funds/portfolios in Fund Complex (including the Funds) to which aggregate compensation relates.

 ** Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2002, such compensation was deferred at the election of this Trustee, in total or in part, under the Funds' deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2002, the total amount of compensation for the year amounted to $67,374 for Robin B. Smith.


*** Mr. Munn was elected as Trustee at a meeting on July 2, 2003. He did not receive compensation from the Funds.


 (1) Effective April 23, 2003, Ms. Teeters became a Trustee Emeritus.


    Trustees who are interested do not receive compensation from the Funds or any fund in the Fund Complex and therefore are not shown in the Compensation table.


    The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2002.


                         TRUSTEE SHARE OWNERSHIP TABLE

                              INDEPENDENT TRUSTEES


                                                                         AGGREGATE DOLLAR RANGE
                                                                       OF EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY           COMPANIES OVERSEEN BY
NAME OF TRUSTEE                      SECURITIES IN EACH OF THE FUNDS     TRUSTEE IN FUND COMPLEX
---------------                      -------------------------------   ---------------------------
Delayne Dedrick Gold...............                                          over $100,000
  COMMAND Tax-Free.................          $1-$10,000
  COMMAND Money....................          $1-$10,000
Robert E. La Blanc.................                                          over $100,000
  COMMAND Government...............          $1-$10,000
  COMMAND Tax-Free.................       $10,001-$50,000
Robin B. Smith.....................                                          over $100,000
  COMMAND Money....................        over $100,000
Stephen Stoneburn..................                                          over $100,000
  COMMAND Money....................        over $100,000
Nancy H. Teeters...................                                           $1-$10,000
  COMMAND Money....................          $1-$10,000
Clay T. Whitehead..................              --                          over $100,000

                              INTERESTED TRUSTEES


                                                                 AGGREGATE DOLLAR RANGE
                                                               OF EQUITY SECURITIES IN ALL
                                                                  REGISTERED INVESTMENT
                                     DOLLAR RANGE OF EQUITY       COMPANIES OVERSEEN BY
NAME OF TRUSTEE                      SECURITIES IN THE FUNDS     TRUSTEE IN FUND COMPLEX
---------------                      -----------------------   ---------------------------
Robert F. Gunia....................                                  over $100,000
  COMMAND Money....................        $1-$10,000
David R. Odenath, Jr.(1)...........            --                    over $100,000
Judy A. Rice.......................                                  over $100,000
  COMMAND Money....................     $10,001-$50,000


------------

(1) Effective July 2, 2003, Mr. Odenath resigned as Trustee of the Funds.



    The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Trustee, and his/her immediate family members, in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Funds as of December 31, 2002.


                                         NAME OF
                                        OWNERS AND
                                      RELATIONSHIPS                          TITLE OF          VALUE OF         PERCENT OF
NAME OF TRUSTEE                         TO TRUSTEE         COMPANY            CLASS           SECURITIES          CLASS
---------------                         ----------         -------            -----           ----------          -----
Delayne Dedrick Gold...............
Robert E. La Blanc.................       --                --                --                --                --
Robin B. Smith.....................       --                --                --                --                --
Stephen Stoneburn..................       --                --                --                --                --
Nancy H. Teeters...................       --                --                --                --                --
Clay T. Whitehead..................       --                --                --                --                --

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of August 15, 2003, the Trustees and officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Funds.



    As of August 15, 2003, there were no beneficial owners, directly or indirectly, of more than 5% of the outstanding Common Stock of the Funds.



    As of August 15, 2003, Prudential Securities, a division of Wachovia Securities, LLC (Prudential Securities), was the record holder for other beneficial owners of the following:



CLASS                               NO. SHARES/% OF CLASS
-----                               ---------------------
COMMAND Money.....................   10,365,963,508/100%
COMMAND Tax-Free..................    1,625,697,130/100%
COMMAND Government................      819,096,596/100%

                     INVESTMENT ADVISORY AND OTHER SERVICES


MANAGER AND INVESTMENT ADVISER



    The Manager of the Funds is Prudential Investments LLC (PI or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102. The Manager serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential mutual funds. See "How the Funds are Managed-Manager" in the Prospectus. As of June 30, 2003, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $110.1 billion.


    PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

    Pursuant to a Management Agreement with each Fund (the Management Agreement), the Manager, subject to the supervision of the Funds' Board of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of the Funds and the composition of the Funds' portfolios, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.


    PI will review the performance of any subadvisers and make recommendations to the Board of Trustees with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Funds' corporate affairs and, in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Funds' custodian (the Custodian), and PMFS. The management services of PI for the Funds are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.


    The Funds pay PI for the services performed and the facilities furnished by PI fees computed daily and payable monthly as follows: COMMAND Money Fund pays fees at an annual rate of .50 of 1% average daily net assets up to and including $500 million, .425 of 1% of the next $500 million, .375 of 1% of the next
$500 million, and .35 of 1% of the Fund's average daily net assets in excess of $1.5 billion. COMMAND Tax-Free Fund pays fees at an annual rate of .50 of 1% of average daily net assets up to and including $500 million, .425 of 1% of the next $500 million, and .375 of 1% of the Fund's average daily net assets in excess of $1 billion. COMMAND Government Fund pays fees at an annual rate of .40 of 1% of average daily net assets up to and including $1 billion, and .375 of 1% of the Fund's average daily net assets in excess of $1 billion.

    In connection with its management of the corporate affairs of the Funds, PI bears the following expenses:

    (1) the salaries and expenses of all personnel of the Funds and the Manager, except the fees and expenses of Independent Trustees;

    (2) all expenses incurred by the Manager or by the Funds in connection with managing the ordinary course of the Funds' business, other than those assumed by the Funds, as described below; and


    (3) the costs and expenses payable to any Subadviser pursuant to any subadvisory agreement between the Manager and the Subadviser.


    Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager,
(2) the fees and expenses of Independent Trustees, (3) the fees and certain expenses of its Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of its legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which it is a member, (8) the cost of stock certificates representing its shares, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of its registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws, (11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of its business, and (13) distribution and service fees.

    The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Funds in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

    The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.


    For the fiscal years ended June 30, 2003, 2002 and 2001, COMMAND Money Fund paid PI management fees of $50,837,881, $58,651,892 and $55,653,826, respectively. For the fiscal years ended June 30, 2003, 2002 and 2001, COMMAND Tax-Free Fund paid PI management fees of $7,815,067, $7,773,024 and $6,876,295, respectively. For the fiscal years ended June 30, 2003, 2002 and 2001, COMMAND Government Fund paid PI management fees of $3,984,684, $3,665,900 and $3,026,862, respectively.


    PI has entered into Subadvisory Agreements with Prudential Investment Management, Inc. (PIM), a wholly owned subsidiary of Prudential. The Subadvisory Agreements provide that PIM furnish investment advisory services in connection with the management of the Funds. In connection therewith, PIM is obligated to keep certain books and records of the Funds. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at annual rates as follows: COMMAND Money Fund pays fees at an annual rate of .250 of 1% of average daily net assets up to and including $500 million, .191 of 1% of the next $500 million, .150 of 1% of the next $500 million, and .123 of 1% of the Fund's average daily net assets in excess of $1.5 billion. COMMAND Tax-Free Fund pays fees at an annual rate of .250 of 1% of average daily net assets up to and including $500 million, .191 of 1% of the next $500 million, and .150 of 1% of the Fund's average daily net assets in excess of $1 billion. COMMAND Government Fund pays fees at an annual rate of .200 of 1% of average daily net assets up to and including $1 billion, and .169 of 1% of the Fund's average daily net assets in excess of $1 billion.


    The Subadvisory Agreements provide that they will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreements may be terminated by the Funds, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Trustees at least annually in accordance with the requirements of the 1940 Act.



MATTERS CONSIDERED BY THE BOARD



    The Management and Subadvisory Agreements were last approved by the Board of Trustees, including all of the Independent Trustees on May 29, 2003 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to that Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues.

    With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of each Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of funds performance compared to such indices and peer groups of funds. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Manager and Subadviser. The Board reviewed the Manager's and the Subadviser's use of brokers or dealers in fund transactions that provided research and other services to them, and the benefits derived by the Funds from such services. The Board also considered the Manager's and Subadviser's reputation and their stated intentions with respect to their respective investment management capabilities in the management of the Funds. The Board considered each of the Manager's and Subadviser's stated commitment to the maintenance of effective compliance programs for the Funds and their positive compliance history, as neither the Manager or Subadviser has been subject to any significant compliance problems.



    With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to a Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to that Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the management or subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Trustees.


PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN

    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, acts as the distributor of the shares of the Funds. PIM and PI, which are affiliated persons of the Funds, are affiliates of PIMS.

PLANS OF DISTRIBUTION


    CLASS A PLAN. Pursuant to Rule 12b-1, a Distribution and Service Plan for each of the Funds (collectively, the Plans) with respect to Class A shares of the Funds was last approved by the vote of a majority of the Trustees, including a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees) at a meeting called for the purpose of voting on such Plans, on May 29, 2003. Under each Fund's Distribution and Service Plan and Distribution Agreement, each Fund pays the Distributor a distribution fee of up to 0.125% of the average daily net assets of each Fund, with respect to Class A shares, computed daily and payable monthly, to reimburse the Distributor for its distribution-related expenses.



    For the fiscal year ended June 30, 2003, the Distributor incurred distribution expenses of $17,709,957 for COMMAND Money Fund, $1,245,214 for COMMAND Government Fund and $2,313,356 for COMMAND Tax-Free Fund, all of which was recovered through the distribution fees paid by the Funds. It is estimated that of the distribution fees received by the Distributor from each Fund for the fiscal year ended June 30, 2003, commission credits to Prudential Securities branch offices for payments of commissions to account executives amounted to approximately 79% ($14,058,102) for the COMMAND Money Fund; 78% ($972,924) for COMMAND Government Fund; and 79% ($1,827,889) for COMMAND Tax-Free Fund; and overhead and other branch office distribution-related expenses amounted to approximately 21% ($3,651,855) for COMMAND Money Fund; approximately 22% ($272,290) for COMMAND Government Fund; and approximately 21% ($485,467) for COMMAND Tax-Free Fund.


    CLASS S PLAN. Pursuant to Rule 12b-1, a Distribution Plan for each of the Funds (collectively, the Plans) with respect to Class S shares of the Funds was approved by the unanimous vote of the Trustees, including all of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the 12b-1 Trustees) at a meeting called for the purpose of voting on such Plans, on September 5, 2002. Under each Fund's Distribution Plan and the Distribution Agreement, each Fund pays the Distributor a distribution fee of up to 0.175% of the average daily net assets of each Fund with respect to Class S shares, computed daily and payable monthly, to reimburse the Distributor for its distribution-related expenses.

    The term "overhead and other branch office distribution-related expenses" represents (1) the expenses of operating Prudential Securities branch offices in connection with the sale of the Fund's shares including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies,
(2) the costs of client sales seminars, (3) travel expenses of mutual fund sales coordinators to promote the sale of the Fund's shares and (4) other incidental expenses relating to branch promotion of the Fund's sales.

    Pursuant to the Plans, the Trustees are provided with and will review at least quarterly, written reports of the amounts expended under the Plans and the purposes for which such expenditures were made.

    The Plans provide that they will continue in effect from year to year, provided each such continuance is approved annually by a vote of the Trustees of each of the Funds in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the respective Funds, and all material amendments of the Plans must also be approved by the Trustees in the manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plans. The Plans will automatically terminate in the event of an assignment (as defined in the 1940 Act). So long as the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Funds shall be committed to the discretion of the Trustees who are not interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. In the Trustees' quarterly review of the Plans, they consider the continued appropriateness of such Plans and the level of compensation provided therein. Each Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days', nor less than 30 days', written notice.

    In the respective Distribution Agreements, the Funds have agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


OTHER SERVICE PROVIDERS


    State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, serves as Custodian for each Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with each Fund.


    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of each Fund. PMFS is an affiliate of PI. PMFS provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with the transfer agency services rendered by PMFS to the Funds, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established account and a monthly inactive balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications expenses, and other costs. For the fiscal year ended June 30, 2003, fees of approximately $4,537,000, $169,500 and $111,900 were incurred by COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund, respectively, for such services.



    PricewaterhouseCoopers LLP, New York, NY 10036, serves as each Fund's independent auditors, and in that capacity audits the annual financial statements of each Fund.


CODES OF ETHICS


    Each Fund's Board of Trustees has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes apply to access persons (generally persons who have access to information about a Fund's investment program) and permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Funds are making such investments. The Codes are on public file with, and are available from, the Commission.



DESCRIPTION OF PROXY VOTING POLICIES AND RECORDKEEPING PROCEDURES



    The Board of Trustees of the Funds has delegated to the Funds' investment manager, Prudential Investments LLC ("PI" or the "Manager") the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. The Funds authorize the Manager to delegate, in whole or in part, its proxy voting authority to its investment advisers (Subadvisers) or third party vendors, consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board of the Funds, including any Committee thereof established for that purpose.



    The Manager and the Board of Trustees of the Funds view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Funds. Consistent with this goal, the Board of Trustees of the Funds views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board of Trustees of the Funds maintain a policy of seeking to protect the best interests of the Funds should a proxy issue potentially implicate a conflict of interest between the Funds and the Manager or its affiliates.



    The Manager delegates to the Funds' Subadviser the responsibility for voting the Funds' proxies. The Subadviser is expected to identify and seek to obtain the optimal benefit for the Funds it manages, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Funds and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Funds and the interests of the Subadviser or its affiliates. The Manager and the Board of Trustees expect that the Subadviser will notify the Manager and Board of Trustees at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the Subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the Securities and Exchange Commission.



    A copy of the voting policies of the Funds' Subadviser is set forth in Appendix II of this SAI.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Funds do not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the Commission. The Funds will not deal with the Distributor or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Funds, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Funds, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Funds', and the services furnished by such brokers may be used by the Manager in providing investment management for the Funds. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Funds do not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities, as an affiliate of the Funds, may act as a securities broker (or futures commission merchant) for the Funds. In order for Prudential Securities to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of each Fund, including a majority of the Trustees who are not "interested" persons (as defined in the 1940 Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


    The Funds are required to disclose their holdings of securities of their regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of June 30, 2003, the Funds held such securities as follows:



    (1) COMMAND Money Fund--Bank of America Securities $28,809,436; Credit Suisse First Boston $400,000,000; Deutsche Bank $40,011,515; Goldman,
    Sachs & Co. $603,976,924; JPMorgan $417,774,803; Merrill Lynch, & Co., Inc.
    $354,000,000; Morgan Stanley $516,979,067 and (2) COMMAND Government Fund--Bank of America Securities $33,024,000; Goldman, Sachs & Co. $55,192,000; Morgan Stanley $104,000,000.


                          SECURITIES AND ORGANIZATION

    Each Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. Upon termination of a Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund then available for distribution to such shareholders. Shareholders have no preemptive rights.

    A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing each Fund is on file with the Secretary of State of the Commonwealth of Massachusetts. Each Declaration of Trust provides for the perpetual existence of the applicable Fund. The Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares or by the Trustees upon written notice to the shareholders. Upon termination of a Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, the Fund shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the Fund, ratably according to the number of shares of such Fund held by the several shareholders of the Fund on the date of termination.

    Each Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. Massachusetts counsel for the Funds has advised the Funds that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder of a Fund may be held personally liable to the extent that claims are not satisfied by such Fund. However, upon payment of any such liability, the shareholder will be entitled to reimbursement from the general assets of such Fund. The Trustees intend to conduct the operations of each Fund in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of such Fund.

    Each Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in each Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Each Declaration of Trust provides for indemnification by the Fund of the Trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    The Funds will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Funds' Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, each Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as otherwise disclosed in the Prospectus and in this SAI, the Trustees shall continue to hold office and may appoint their successors.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

    Shares of each Fund may be purchased at a price equal to the next determined net asset value (NAV) per share. The procedures for the purchase and redemption of shares of a Fund are described in the Prospectus.

TAX-DEFERRED RETIREMENT ACCOUNTS


    INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn (or, in the case of a Roth IRA, the avoidance of federal income tax on such income). The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 38.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account. COMMAND Tax-Free Fund may not be a suitable investment for an IRA.

                          TAX-DEFERRED COMPOUNDING(1)

CONTRIBUTIONS                        PERSONAL
MADE OVER:                            SAVINGS                           IRA
-------------                        --------                         --------
 10 years                            $ 26,283                         $ 31,291
 15 years                              44,978                           58,649
 20 years                              68,739                           98,846
 25 years                              98,936                          157,909
 30 years                             137,316                          244,692

------------
    (1)The chart is for illustrative purposes only and does not represent the performance of any Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

                                NET ASSET VALUE


    Each Fund's NAV per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. NAV is computed at 4:00 p.m., New York time, on days that the New York Stock Exchange (NYSE) is open for trading. The NYSE is closed on most national holidays and on Good Friday. In the event the NYSE closes early on any business day, the NAV of a Fund's shares shall be determined at a time between such closing and 4:00 p.m., New York time.


    Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, each Fund's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by a Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through the exercise of a right of demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures will include review of each Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of NAV per share by using available market quotations.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

    Each Fund has elected to qualify, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves each Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a Fund did realize long-term capital gains, permits net capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.

    Qualification as a regulated investment company requires, among other things, that (1) at least 90% of a Fund's annual gross income (including tax-exempt interest income but without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (2) a Fund must diversify its holdings so that, at the end of each quarter of the taxable year,
(a) at least 50% of the market value of a Fund's assets is represented by cash, and cash items, U.S. Government obligations or the securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations or the securities of other regulated investment companies) and (3) the Fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) and tax-exempt interest income in each year.

    In addition, each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. Each Fund intends to make timely distributions in order to avoid this excise tax.

    Dividend distributions to shareholders from the COMMAND Tax-Free Fund (the Tax-Free Fund) will generally be exempt from regular federal income taxation (though not necessarily exempt from state and local taxation or the federal alternative minimum tax) provided that 50% or more of the value of the Tax-Free Fund's assets at the end of each quarter is invested in state, municipal and certain other bonds whose interest payments are excluded from gross income for federal income tax purposes and provided that the Fund mails a notice to shareholders that properly designates the dividend as an exempt interest dividend.


    Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum tax rate of 15%. However, the amount of dividend income that may be so designated by the Funds will generally be limited to the aggregate of the eligible dividends received by the Funds. In addition, the Funds must meet certain holding period requirements with respect to the shares on which the Funds received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Funds' shares. The Funds do not anticipate paying any dividends of qualified dividend income. Dividends of net investment income that are not designated as qualified dividend income and distributions of net short-term capital gains will be taxable to shareholders at rates applicable to ordinary income, except that dividends paid by COMMAND Tax-Free Fund will generally be exempt from regular federal income taxation, as discussed above.



    Any gain or loss realized upon the sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year.



    Gains or losses on sales of securities by a Fund will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year. Capital gain of a noncorporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the holder has a holding period greater than one year. None of the Funds anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.


    It is anticipated that the NAV per share of each Fund will remain constant. However, if the NAV per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Capital gains from the sale of shares held by a shareholder for more than five years will be subject to a lower rate of taxation than the rate otherwise applicable to long-term capital gains. Any loss realized upon a sale or redemption of shares by a shareholder, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days (either before or after) of the disposition of the shares. In such cases the basis of the shares acquired will be readjusted to reflect the disallowed loss.

    Because none of the Funds' net income is expected to arise from qualified dividends on common or preferred stock, none of the Funds' distributions to corporate shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations with respect to dividends from U.S. corporations under the Internal Revenue Code.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Free Fund is not deductible. Exempt-interest dividends attributable to interest on certain "private activity" tax-exempt obligations are a preference item for computing the alternative minimum tax for both individuals and corporations. Entities or persons who are "substantial users" (or related persons) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Tax-Free Fund. Shareholders who have held their shares of the Tax-Free Fund for six months or less may be subject to a disallowance of losses from the sale or exchange of those shares to the extent of any exempt-interest dividends received by the shareholder with respect to the shares and if such losses are not disallowed, they will be treated as long-term capital losses to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares.

    Interest income from the Tax-Free Fund that is exempt from federal income taxation may not be exempt from taxation under the laws of a particular state or local taxing authority. The Tax-Free Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds or notes received by the Tax-Free Fund during the preceding year.

    Shareholders will be notified annually by the Funds as to the federal tax status of distributions made by the Fund.

    The tax consequences to foreign shareholders entitled to claim the benefits of an applicable income tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences resulting from their investment in the Fund.

    Dividends and distributions subject to federal income taxation may also be subject to state and local taxes. Furthermore, under the laws of certain states, distributions of net income from the Funds may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisors with respect to the federal, state & local tax consequences of investing in the Fund.

                              CALCULATION OF YIELD

    Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return + 1) TO THE POWER OF 365/7]-1

    The yield and effective yield of each Fund based on the 7 days ended
June 30, 2003 were 0.70% and 0.70%, respectively, for COMMAND Money Fund Class A shares, 0.54% and 0.55%, respectively, for COMMAND Tax-Free Fund Class A shares and 0.54% and 0.55%, respectively, for COMMAND Government Fund Class A shares. Class S shares and Class Z shares of the Funds are new, therefore no yield data is available.



    COMMAND Tax-Free Fund may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus 39.1% (the assumed maximum tax rate for individual taxpayers not subject to alternative minimum tax) and then added to the portion of the yield that is attributable to taxable securities. COMMAND Tax-Free Fund's 7-day tax equivalent yield as of June 30, 2003 was 0.88%.



    Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Inc. (Lipper), Morningstar Publications, Inc. (Morningstar), iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.


    Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by a Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

                     ISSUANCE OF FUND SHARES FOR SECURITIES


    Transactions involving the issuance of shares of a Fund for securities (rather than cash) will be limited to: (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) is approved by the Fund's investment adviser.


                       DESCRIPTION OF SECURITIES RATINGS


MOODY'S INVESTORS SERVICE, INC. (MOODY'S)


DEBT RATINGS

    Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than that of Aaa securities.

    A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

SHORT-TERM DEBT RATINGS

    Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

    PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternative liquidity.

    PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

    MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.


STANDARD & POOR'S RATINGS SERVICES (S&P)


LONG-TERM ISSUE CREDIT RATINGS

    AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    AA: An obligation rated AA differs from the highest-rated obligations only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

    A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

    BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

    Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

    A-1: The designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

NOTES RATINGS

    An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

    - Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

NOTE RATING SYMBOLS ARE AS FOLLOWS:

    SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH RATINGS


INTERNATIONAL LONG-TERM CREDIT RATINGS

    AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SHORT-TERM DEBT RATINGS

    F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    Plus (+) or minus (-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

    ADVERTISING. Advertising materials for the Funds may include biographical information relating to their portfolio manager(s), and may include or refer to commentary by the Funds' manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Funds also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

    From time to time, advertising materials for the Funds may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates.

Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

                              FINANCIAL STATEMENTS


    The financial statements for COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund for the fiscal year ended June 30, 2003, incorporated into this SAI by reference to the Funds' 2003 annual report to shareholders (File Nos. 811-3253, 811-3252 and 811-3251 respectively), have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Funds' annual report at no charge by request to the Funds by calling (800) 225-1852, or by writing to the Funds at Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

                   APPENDIX I--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

ASSET ALLOCATION

    Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.

DIVERSIFICATION

    Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest payments. Duration is expressed as a measure of time in years the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

    Market timing buying securities when prices are low and selling them when prices are relatively higher may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

    Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

              APPENDIX II--PROXY VOTING POLICIES OF THE SUBADVISER



    A copy of the proxy voting policies of the Funds' Subadviser follows:



                            PIM PROXY VOTING POLICY



    The overarching goal of each of the asset management units within Prudential Investment Management, Inc. ("PIM") is to vote proxies in the best interests of their respective clients based on the clients' priorities. Material conflicts of interests arising from other firm relationships WILL NOT influence voting.



    Because the various asset management units within PIM operate differently, some units will consider each proxy on its individual merits while other units may adopt a pre-determined set of voting guidelines. The specific voting approach of each unit is noted below.



    A committee comprised of senior business representatives from each of the asset management units together with relevant regulatory personnel oversees the proxy voting process and monitors potential conflicts of interests. The committee is responsible for interpretation of the proxy voting policy and periodically assesses the policy's effectiveness. In addition, should the need arise, the committee is authorized to handle any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.



    In all cases, specific voting information is available to each client with respect to the voting of proxies relating to securities held by the client. Moreover, clients may obtain the proxy voting policies and procedures of the various PIM asset management units, and information is available to each client concerning the voting of proxies with respect to the client's securities, simply by contacting the client service representative of the respective unit.



                 VOTING APPROACH OF PIM ASSET MANAGEMENT UNITS



PRUDENTIAL PUBLIC FIXED INCOME



    As this asset management unit invests almost exclusively in public debt, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:



    - a proposal regarding a merger, acquisition or reorganization,



    - a proposal that is not addressed in the unit's detailed policy statement, or



    - circumstances that suggest a vote not in accordance with the detailed policy,



the proxy will be referred to the applicable portfolio manager(s) for individual consideration.



PRUDENTIAL QUANTITATIVE MANAGEMENT



    This asset management unit invests with the expectation of replicating the performance of broad based equity indexes. As a result, there is little direct consideration of individual proxies. Generally, when a proxy is received, this unit will vote in accordance with a pre-determined set of votes, in most cases based on the recommendations of a proxy voting service such as IRRC. On the rare occasion that a proxy proposal falls outside the pre-determined voting policy, the financial impact of the proposal will be evaluated on a case-by-case basis.



PRUDENTIAL REAL ESTATE INVESTORS



    As this asset management unit invests primarily in real estate and real estate related interests, there are few traditional proxies voted in this unit. Generally, when a proxy is received, this unit will vote with management on routine matters such as the appointment of accountants or the election of directors. With respect to non-routine matters such as proposed anti-takeover provisions or mergers the financial impact will be analyzed and the proxy will be voted on a case-by-case basis. Specifically, if a proxy involves:



    - a proposal regarding a merger, acquisition or reorganization,

    - a proposal that is not addressed in the unit's detailed policy statement, or



    - circumstances that suggest a vote not in accordance with the detailed policy,



the proxy will be referred to the relevant portfolio for individual consideration.



PRUDENTIAL CAPITAL GROUP



    As this asset management unit invests almost exclusively in privately placed debt, there are few, if any, traditional proxies voted in this unit. As a result, this unit evaluates each proxy it receives and votes on a case-by-case basis. Considerations will include the detailed knowledge of the issuer's financial condition, long- and short-term economic outlook for the issuer, its capital structure and debt-service obligations, the issuer's management team and capabilities, as well as other pertinent factors. In short, this unit attempts to vote all proxies in the best economic interest of its clients based on the clients' expressed priorities.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.


 (a) (1) Amended and Restated Declaration of Trust, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment
       No. 17 to the Registration Statement on Form N-1A filed via
       EDGAR on August 27, 1997 (File No. 2-73901).

       (2) Certificate of Designation, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on October 18, 2002 (File No. 2-73901).

 (b)   By-Laws, as amended April 11, 2003.*

 (c) Instruments defining rights of security holders, incorporated by reference to Exhibit No. (c) to Post-Effective Amendment No. 21 to the Registration
       Statement on Form N-1A filed via EDGAR on August 31, 2000
       (File No. 2-73901).

 (d)   (1) Management Agreement between the Registrant and
       Prudential Mutual Fund Management, Inc. incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment
       No. 17 to the Registration Statement on Form N-1A filed via
       EDGAR on August 27, 1997 (File No. 2-73901).

       (2) Subadvisory Agreement between Prudential Mutual Fund
       Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 17 to the Registration
       Statement on Form N-1A filed via EDGAR on August 27, 1997
       (File No. 2-73901).

       (3) Amendment to Subadvisory Agreement between Prudential
       Investments Fund Management LLC and the Prudential
       Investment Corporation, incorporated by reference to Exhibit
       No. (d)(3) to Post-Effective Amendment No. 21 to the
       Registration Statement on Form N-1A filed via EDGAR on
       August 31, 2000 (File No. 2-73901).

 (e)   (1) Distribution Agreement between the Registrant and
       Prudential Investment Management Services LLC, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment
       No. 18 to the Registration Statement on Form N-1A filed via
       EDGAR on September 1, 1998 (File No. 2-73901).

       (2) Form of Dealer Agreement, incorporated by reference to
       Exhibit 6(d) to Post-Effective Amendment No. 18 to the
       Registration Statement on Form N-1A filed via EDGAR on
       September 1, 1998 (File No. 2-73901).

 (f)   Not applicable.

 (g)   (1) Custody Agreement between the Registrant and State
       Street Bank and Trust Co., incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 17 to the
       Registration Statement on Form N-1A filed via EDGAR on
       August 27, 1997
       (File No. 2-73901).

       (2) Amendment dated February 22, 1999 to Custodian Contract, incorporated by reference to Exhibit No. (g)(2) to Post-
       Effective Amendment No. 21 to the Registration Statement on
       Form N-1A filed via EDGAR on August 31, 2000 (File
       No. 2-73901).

       (3) Amendment dated July 17, 2001 to Custodian Contract, incorporated by reference to Exhibit No. (g)(3) to Post-Effective Amendment No. 22 to the Registration
       Statement on Form N-1A filed via Edgar on August 23, 2001
       (File No. 2-73901).

       (4) Amendment dated January 17, 2002 to Custodian Contract, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 23 to the Registration
       Statement on Form N-1A filed via EDGAR on August 21, 2002
       (File No. 2-73901).

 (h)   (1) Administration Agreement between the Registrant and
       Prudential Mutual Fund Management, Inc. incorporated by reference to Exhibit No. 9 to Post-Effective Amendment
       No. 17 to the Registration Statement on Form N-1A filed via
       EDGAR on August 27, 1997 (File No. 2-73901).

       (2) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund
       Services LLC, incorporated by reference to Exhibit
       No. (h)(2) to Post-Effective Amendment No. 21 to the
       Registration Statement on Form N-1A filed via EDGAR on
       August 31, 2000 (File No. 2-73901).

       (3) Service Agreement between the Registrant and Prudential
       Securities Incorporated, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on
       October 18, 2002 (File No. 2-73901).

       (4) Service Agreement between the Registrant and Pruco
       Securities Corporation, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on
       October 18, 2002 (File No. 2-73901).

       (5) Amendment to Transfer Agency and Service Agreement dated
       September 4, 2002.*

 (i)   Opinion of Counsel, incorporated by reference to Exhibit No.
       10 to Pre-Effective Amendment No. 1 to the Registration
       Statement on Form N-1 (File No. 2-73901).

 (j)   Consent of Independent Auditors.*

 (k)   Not applicable.

 (l)   Not applicable.

 (m)   (1) Amended and Restated Distribution and Service Plan for
       Class A shares of the Registrant, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to the
       Registration Statement on Form N-1A filed via EDGAR on
       September 1, 1998 (File No. 2-73901).

       (2) Distribution Plan for Class S shares of the Registrant, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on October 18, 2002 (File No.
       2-73901).

 (n)   Not applicable.

 (o) Rule 18f-3 Plan dated August 15, 2002, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on October 18, 2002 (File No. 2-73901).

 (p)   (1) Code of Ethics of the Registrant dated September 4,
       2002, incorporated by reference to the Registration
       Statement on Form N-1A filed via EDGAR on October 18, 2002
       (File No. 2-73901).

       (2) Code of Ethics and Personal Securities Trading Policy of
       Prudential Investment Management, Inc., Prudential
       Investments LLC and Prudential Investment Management
       Services LLC dated September 4, 2002, incorporated by reference to the Registration Statement on Form N-1A filed via EDGAR on October 18, 2002 (File No. 2-73901).

 (q)   Power of Attorney dated August 1, 2003.*


------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 25. INDEMNIFICATION.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article V of the Fund's Declaration of Trust (Exhibit (a) to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(3) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and
Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant intends to purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act remains in effect and is consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Investments LLC (PI)

    See "How the Funds are Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

    The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PI's directors and principal executive officers are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.


NAME AND ADDRESS           POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------           ----------------                 ---------------------
Robert F. Gunia            Executive Vice President and     Executive Vice President, and Chief Administrative
                           Chief Administrative Officer      Officer, PI; Vice President, Prudential;
                                                             President, PIMS; Executive Vice President, Chief
                                                             Administrative Officer and Director of American
                                                             Skandia Investment Services, Inc.; Executive Vice
                                                             President and Director of American Skandia Fund
                                                             Services, Inc.; Executive Vice President, Chief
                                                             Administrative Officer and Director of American
                                                             Skandia Advisory Services, Inc.

William V. Healey          Executive Vice President and     Executive Vice President, and Chief Legal Officer,
                           Chief Legal Officer               PI; Vice President and Associate General Counsel,
                                                             Prudential; Senior Vice President, Chief Legal
                                                             Officer and Secretary, PIMS; Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Investment Services, Inc., Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Fund Services, Inc.; Executive Vice
                                                             President and Chief Legal Officer of American
                                                             Skandia Advisory Services, Inc.

Keithe L. Kinne            Executive Vice President         Executive Vice President, PI; Executive Vice
                                                             President and Director of American Skandia
                                                             Investment Services, Inc. and Executive Vice
                                                             President and Director of American Skandia
                                                             Advisory Services, Inc.

Kevin B. Osborn            Executive Vice President         Executive Vice President, PI; Executive Vice
                                                             President and Director of American Skandia
                                                             Investment Services, Inc. and Executive Vice
                                                             President and Director of American Skandia
                                                             Advisory Services, Inc.

NAME AND ADDRESS           POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------           ----------------                 ---------------------
Stephen Pelletier          Executive Vice President         Executive Vice President, PI

Judy A. Rice               Officer in Charge, President,    Officer-in-Charge, President, Chief Executive
                           Chief Executive Officer and       Officer and Chief Operating Officer;
                           Chief Operating Officer           Officer-in-Charge, Director, President, Chief
                                                             Executive Officer and Chief Operating Officer of
                                                             American Skandia Investment Services, Inc.,
                                                             Officer-in-Charge, Director, President and Chief
                                                             Executive Officer of American Skandia Fund
                                                             Services, Inc.; Officer-in-Charge, Director,
                                                             President, Chief Executive Officer and Chief
                                                             Operating Officer of American Skandia Advisory
                                                             Services, Inc.

Philip N. Russo            Executive Vice President, Chief  Executive Vice President, Chief Executive Officer
                           Financial Officer and Treasurer   and Treasurer, PI; Director of Jennison
                                                             Associates, LLC; Executive Vice President and
                                                             Director of American Skandia Investment
                                                             Services, Inc. and Executive Vice President and
                                                             Director of American Skandia Advisory
                                                             Services, Inc.

Lynn M. Waldvogel          Executive Vice President         Executive Vice President, PI; Chief Financial
                                                             Officer and Director of American Skandia Fund
                                                             Services, Inc.; Executive Vice President, Chief
                                                             Financial Officer and Director of American
                                                             Skandia Advisory Services, Inc.


    (b) Prudential Investment Management, Inc. (PIM)

    See "How the Funds are Managed--Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of PIM's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102.



NAME AND ADDRESS         POSITION WITH PIM                PRINCIPAL OCCUPATIONS
----------------         -----------------                ---------------------
Matthew J. Chanin        Director and Senior VP           Director and President of Prudential Equity
 Gateway Center Four                                       Investors, Inc.; Chairman, Director and President
 Newark, NJ 07102                                          of Prudential Private Placement Investors, Inc.

Dennis M. Kass           Director and Vice President      Chairman, CEO and Director of Jennison Associates
 466 Lexington Avenue                                      LLC; Director of Prudential Trust Company
 18th Floor
 New York, NY 10017

Philip N. Russo          Director                         Director of Jennison Associates, LLC; Executive
                                                           Vice President, Chief Financial Officer and
                                                           Treasurer, PI

John R. Strangfeld, Jr.  Chairman and Director            Vice Chairman of Prudential Financial, Inc.
                                                           (Prudential); Chairman, Director and CEO of
                                                           Prudential Securities Group; Director and
                                                           President of Prudential Asset Management Holding
                                                           Company; Director of Jennison Associates LLC;
                                                           Executive Vice President of the Prudential
                                                           Insurance Company of America.

James J. Sullivan        Director, Vice President and     Chairman, Director, President and CEO of
                         Managing Director                 Prudential Trust Company; Director and President
                                                           of The Prudential Asset Management Company, Inc.

Bernard B. Winograd      Director, President & CEO        Senior Vice President of Prudential; Director of
                                                           Jennison Associates, LLC; Director and Vice
                                                           President of Prudential Asset Management Holding
                                                           Company.

ITEM 27. PRINCIPAL UNDERWRITER.

    (a) Prudential Investment Management Services LLC (PIMS)


    PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Jennison Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Strategic Partners Real Estate Securities Fund, Jennison Sector Funds, Inc., Dryden Short-Term Bond Fund, Inc., Jennison Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Dryden Tax-Managed Funds, Dryden Tax-Managed Small Cap Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Prudential Series Fund, Inc. and The Target Portfolio Trust.


    PIMS is also distributor of the following unit investment trusts: Separate
Accounts: The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, the Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.

    (b) Information concerning the Directors and officers of PIMS is set forth below:


                                                                                  POSITIONS AND
                                          POSITIONS AND OFFICES                      OFFICES
NAME(1)                                      WITH UNDERWRITER                    WITH REGISTRANT
-------                                   ---------------------                  ---------------
Edward P. Baird...............  Executive Vice President                        None
213 Washington St.
Newark, NJ 07102

C. Edward Chaplin.............  Vice President and Treasurer                    None
751 Broad Street
Newark, NJ 07102

Kenneth J. Schindler..........  Senior Vice President and Chief Compliance      None
                                 Officer

Robert F. Gunia...............  President                                       Vice President and
                                                                                 Trustee

William V. Healey.............  Senior Vice President, Secretary and Chief      None
                                 Legal Officer

Michael J. McQuade............  Senior Vice President and Chief Financial       None
                                 Officer

David R. Odenath..............  Executive Vice President                        None

Stephen Pelletier.............  Executive Vice President                        None

Scott G. Sleyster.............  Executive Vice President                        None
71 Hanover Road
Florham Park, NJ 07932

Bernard B. Winograd...........  Executive Vice President                        None


------------------------
(1) The address of each person named is Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102 unless otherwise indicated.

    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, Prudential Investment Management, Inc., Gateway Center Two, Newark, NJ, 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(4), (5),
(6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at Gateway Center Three, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Funds are Managed--Manager" and "How the Funds are Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 27th day of August, 2003.


                       COMMAND GOVERNMENT FUND


                       * Judy A. Rice
                       -----------------------------------------------
                        JUDY A. RICE, PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                    TITLE                                         DATE
                  ---------                    -----                                         ----
* Delayne Dedrick Gold                         Trustee
------------------------------------
  DELAYNE DEDRICK GOLD

* Robert F. Gunia                              Trustee and Vice President
------------------------------------
  ROBERT F. GUNIA

* Robert E. La Blanc                           Trustee
------------------------------------
  ROBERT E. LA BLANC

* Stephen P. Munn                              Trustee
------------------------------------
  STEPHEN P. MUNN

* Judy A. Rice                                 Trustee and President
------------------------------------
  JUDY A. RICE

* Robin B. Smith                               Trustee
------------------------------------
  ROBIN B. SMITH

* Stephen D. Stoneburn                         Trustee
------------------------------------
  STEPHEN D. STONEBURN

* Clay T. Whitehead                            Trustee
------------------------------------
  CLAY T. WHITEHEAD

* Grace C. Torres                              Treasurer and Principal Financial
------------------------------------           and Accounting Officer
  GRACE C. TORRES

*By: /s/ Jonathan D. Shain                                                               August 27, 2003
------------------------------------
       JONATHAN D. SHAIN
       ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


(b).  By-Laws, as amended April 11, 2003.*

(h).  (5) Amendment to Transfer Agency and Service Agreement dated
      September 4, 2002.*

(j).  Consent of Independent Auditors.*

(q).  Power of Attorney, dated August 1, 2003.*


------------------------
*Filed herewith.